UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund

The fund's portfolio
6/30/13 (Unaudited)

COMMON STOCKS (38.3%)(a)
			Shares	Value

Basic materials (2.0%)

Agrium, Inc. (Canada)			261	$22,697

American Vanguard Corp.			1,449	33,950

Andersons, Inc. (The)			649	34,520

Archer Daniels-Midland Co.			1,115	37,810

Assa Abloy AB Class B (Sweden)			6,605	257,485

Axiall Corp.			4,193	178,538

BASF SE (Germany)			6,762	603,936

Bemis Co., Inc.			4,200	164,388

BHP Billiton PLC (United Kingdom)			7,991	205,245

BHP Billiton, Ltd. (Australia)			13,515	389,438

Buckeye Technologies, Inc.			948	35,114

Cambrex Corp.(NON)			5,714	79,825

CF Industries Holdings, Inc.			2,230	382,445

Chemtura Corp.(NON)			5,668	115,060

Chicago Bridge & Iron Co., NV			5,000	298,300

Cytec Industries, Inc.			2,000	146,500

Domtar Corp. (Canada)			1,500	99,750

Eastman Chemical Co.			5,100	357,051

Evraz PLC (United Kingdom)			85,407	126,159

Fortune Brands Home & Security, Inc.			7,500	290,550

GrainCorp, Ltd. Class A (Australia)			1,992	22,867

Horsehead Holding Corp.(NON)			6,508	83,367

Huntsman Corp.			7,700	127,512

Innophos Holdings, Inc.			1,764	83,208

Innospec, Inc.			1,703	68,427

Intrepid Potash, Inc.			650	12,383

KapStone Paper and Packaging Corp.			2,166	87,030

Koninklijke Boskalis Westminster NV (Netherlands)			4,416	160,917

Koppers Holdings, Inc.			1,268	48,412

Kraton Performance Polymers, Inc.(NON)			1,733	36,740

L.B. Foster Co. Class A			696	30,046

Landec Corp.(NON)			4,106	54,240

Louisiana-Pacific Corp.(NON)			789	11,669

LSB Industries, Inc.(NON)			4,992	151,807

LyondellBasell Industries NV Class A			10,543	698,579

Minerals Technologies, Inc.			681	28,153

Monsanto Co.			14,086	1,391,697

Mosaic Co. (The)			405	21,793

Nitto Denko Corp. (Japan)			6,300	405,316

NN, Inc.(NON)			4,617	52,680

OM Group, Inc.(NON)			1,568	48,483

Packaging Corp. of America			3,900	190,944

Potash Corp. of Saskatchewan, Inc. (Canada)			1,224	46,671

PPG Industries, Inc.			3,881	568,217

Rio Tinto PLC (United Kingdom)			7,542	309,121

Rio Tinto, Ltd. (Australia)			4,446	211,174

S&W Seed Co.(NON)			4,254	35,649

Sherwin-Williams Co. (The)			2,700	476,820

Sumitomo Metal Mining Co., Ltd. (Japan)			14,000	156,143

Syngenta AG (Switzerland)			820	319,790

Trex Co., Inc.(NON)			1,895	89,994

Tronox, Ltd. Class A			1,570	31,636

Valspar Corp.			3,500	226,345

voestalpine AG (Austria)			7,057	248,426

W.R. Grace & Co.(NON)			3,119	262,121

Wendel SA (France)			1,837	188,818

				10,845,956
Capital goods (2.7%)

ABB, Ltd. (Switzerland)			13,131	283,483

Aecom Technology Corp.(NON)			6,000	190,740

AGCO Corp.			729	36,589

Alliant Techsystems, Inc.			901	74,179

Altra Holdings, Inc.			3,560	97,473

Avery Dennison Corp.			5,300	226,628

AZZ, Inc.			1,159	44,691

Ball Corp.			5,700	236,778

Boeing Co. (The)			22,500	2,304,900

Chart Industries, Inc.(NON)			1,270	119,494

Chase Corp.			1,854	41,455

CNH Global NV			604	25,163

Cummins, Inc.			7,000	759,220

Deere & Co.			426	34,613

Delphi Automotive PLC (United Kingdom)			13,500	684,315

Douglas Dynamics, Inc.			3,034	39,381

DXP Enterprises, Inc.(NON)			685	45,621

European Aeronautic Defence and Space Co. NV (France)			9,222	490,381

Franklin Electric Co., Inc.			2,601	87,524

Gardner Denver, Inc.			2,600	195,468

Generac Holdings, Inc.			2,123	78,572

General Dynamics Corp.			11,400	892,962

Great Lakes Dredge & Dock Corp.			4,246	33,204

Greenbrier Companies, Inc.(NON)			4,338	105,717

HEICO Corp.			689	34,705

Hyster-Yale Materials Holdings, Inc.			663	41,630

IHI Corp. (Japan)			54,000	204,751

IMI PLC (United Kingdom)			14,804	280,328

Ingersoll-Rand PLC			11,500	638,480

JGC Corp. (Japan)			8,000	287,994

Kadant, Inc.			2,005	60,491

Kawasaki Heavy Industries, Ltd. (Japan)			66,000	202,999

KBR, Inc.			7,300	237,250

Leggett & Platt, Inc.			7,600	236,284

Lindsay Corp.			308	23,094

Lockheed Martin Corp.(S)			9,103	987,311

McDermott International, Inc.(NON)			10,800	88,344

Miller Industries, Inc.			2,342	36,020

Mine Safety Appliances Co.			639	29,745

NACCO Industries, Inc. Class A			343	19,647

Northrop Grumman Corp.			9,400	778,320

Raytheon Co.			12,131	802,102

Schindler Holding AG (Switzerland)			1,618	225,048

Singapore Technologies Engineering, Ltd. (Singapore)			73,000	240,134

Standard Motor Products, Inc.			3,392	116,481

Standex International Corp.			987	52,064

Staples, Inc.			30,400	482,144

Stoneridge, Inc.(NON)			5,294	61,622

Terex Corp.(NON)			5,900	155,170

TriMas Corp.(NON)			3,954	147,405

Valmont Industries, Inc.			327	46,790

Vinci SA (France)			4,386	218,811

WABCO Holdings, Inc.(NON)			3,300	246,477

				14,110,192
Communication services (1.8%)

Arris Group, Inc.(NON)			1,755	25,184

Aruba Networks, Inc.(NON)			1,223	18,785

AT&T, Inc.			23,091	817,421

BroadSoft, Inc.(NON)			416	11,482

BT Group PLC (United Kingdom)			57,022	266,842

CalAmp Corp.(NON)			3,645	53,217

Comcast Corp. Class A			57,600	2,412,288

Deutsche Telekom AG (Germany)			17,629	205,618

DISH Network Corp. Class A			9,300	395,436

EchoStar Corp. Class A(NON)			7,501	293,364

France Telecom SA (France)			16,509	155,467

Frontier Communications Corp.			11,949	48,393

HSN, Inc.			783	42,063

IAC/InterActiveCorp.			9,700	461,332

InterDigital, Inc.			231	10,314

InterXion Holding NV (Netherlands)(NON)			1,700	44,421

Iridium Communications, Inc.(NON)			5,253	40,763

Loral Space & Communications, Inc.			937	56,201

NeuStar, Inc. Class A(NON)			1,483	72,192

NTT DoCoMo, Inc. (Japan)			145	225,307

Tele2 AB Class B (Sweden)			8,348	97,675

Telefonica SA (Spain)(NON)			14,745	189,726

Telenor ASA (Norway)			9,602	190,346

Telstra Corp., Ltd. (Australia)			59,575	259,362

TW telecom, inc.(NON)			8,600	242,004

Ubiquiti Networks, Inc.			3,574	62,688

USA Mobility, Inc.			2,642	35,852

Verizon Communications, Inc.			54,832	2,760,243

Vodafone Group PLC (United Kingdom)			80,102	229,870

				9,723,856
Conglomerates (0.7%)

AMETEK, Inc.			10,150	429,345

Danaher Corp.			19,400	1,228,020

General Electric Co.			47,715	1,106,511

Marubeni Corp. (Japan)			11,000	73,543

Siemens AG (Germany)			4,118	416,094

Tyco International, Ltd.			18,300	602,985

				3,856,498
Consumer cyclicals (4.6%)

Adidas AG (Germany)			1,783	192,712

ADT Corp. (The)(NON)			9,650	384,553

Advance Auto Parts, Inc.			3,700	300,329

American Eagle Outfitters, Inc.			10,300	188,078

ANN, Inc.(NON)			2,635	87,482

Ascent Capital Group, Inc. Class A(NON)			293	22,875

Babcock International Group PLC (United Kingdom)			12,021	202,397

Bayerische Motoren Werke (BMW) AG (Germany)			2,236	195,348

Bed Bath & Beyond, Inc.(NON)			9,000	638,100

Belo Corp. Class A			4,119	57,460

Big Lots, Inc.(NON)			6,811	214,751

Blyth, Inc.			3,045	42,508

Booz Allen Hamilton Holding Corp.			2,892	50,263

Brunswick Corp.			3,047	97,352

Buckle, Inc. (The)			816	42,448

Bureau Veritas SA (France)			6,980	180,756

Carmike Cinemas, Inc.(NON)			2,598	50,297

Chico's FAS, Inc.			10,000	170,600

Cie Financiere Richemont SA (Switzerland)			1,947	170,794

Cie Generale des Etablissements Michelin (France)			2,799	249,019

Coach, Inc.			10,882	621,253

Compass Group PLC (United Kingdom)			15,037	192,708

Continental AG (Germany)			1,698	226,247

Corporate Executive Board Co. (The)			592	37,426

Crocs, Inc.(NON)			2,038	33,627

CST Brands, Inc.(NON)			1,933	59,556

Daihatsu Motor Co., Ltd. (Japan)			9,000	170,616

Deckers Outdoor Corp.(NON)			527	26,619

Deluxe Corp.			3,144	108,940

Demand Media, Inc.(NON)			5,051	30,306

Destination Maternity Corp.			3,915	96,309

Dillards, Inc. Class A			1,800	147,546

Expedia, Inc.			4,400	264,660

Experian Group, Ltd. (United Kingdom)			11,290	195,820

Five Below, Inc.(NON)			447	16,432

Foot Locker, Inc.			7,600	266,988

Francesca's Holdings Corp.(NON)			1,366	37,961

Fuji Heavy Industries, Ltd. (Japan)			16,000	394,525

G&K Services, Inc. Class A			1,088	51,789

GameStop Corp. Class A			1,843	77,461

Gannett Co., Inc.			12,900	315,534

Gap, Inc. (The)			12,800	534,144

Genesco, Inc.(NON)			1,327	88,896

Global Cash Access Holdings, Inc.(NON)			4,643	29,065

Green Dot Corp. Class A(NON)			1,989	39,681

Harbinger Group, Inc.(NON)			4,368	32,935

Hino Motors, Ltd. (Japan)			18,000	264,302

HMS Holdings Corp.(NON)			1,266	29,498

Home Depot, Inc. (The)			33,608	2,603,612

Isuzu Motors, Ltd. (Japan)			51,000	349,222

ITV PLC (United Kingdom)			104,431	223,250

Jarden Corp.(NON)			6,350	277,813

KAR Auction Services, Inc.			5,412	123,772

La-Z-Boy, Inc.			6,215	125,978

Lear Corp.			5,400	326,484

Liquidity Services, Inc.(NON)(S)			1,212	42,020

Lowe's Cos., Inc.			36,679	1,500,171

Lumber Liquidators Holdings, Inc.(NON)			361	28,111

Macy's, Inc.			15,600	748,800

Marcus Corp.			4,315	54,887

MAXIMUS, Inc.			415	30,909

McGraw-Hill Cos., Inc. (The)			10,600	563,814

MGM China Holdings, Ltd. (Hong Kong)			110,800	295,774

Mitsubishi Motors Corp. (Japan)(NON)			168,000	230,408

Namco Bandai Holdings, Inc. (Japan)			10,200	165,858

Navistar International Corp.(NON)			1,563	43,389

Next PLC (United Kingdom)			6,531	451,692

Nu Skin Enterprises, Inc. Class A			1,340	81,901

O'Reilly Automotive, Inc.(NON)			5,000	563,100

OPAP SA (Greece)(NON)			16,243	136,020

Perry Ellis International, Inc.			3,408	69,216

PetSmart, Inc.			4,900	328,251

Pier 1 Imports, Inc.			1,164	27,342

Priceline.com, Inc.(NON)			1,642	1,358,147

PulteGroup, Inc.(NON)			17,100	324,387

Randstad Holding NV (Netherlands)			1,522	62,148

ReachLocal, Inc.(NON)			3,093	37,920

Ryland Group, Inc. (The)			2,749	110,235

Scania AB Class B (Sweden)			10,239	203,995

Sears Hometown and Outlet Stores, Inc.(NON)			1,404	61,383

Select Comfort Corp.(NON)			2,814	70,519

Sinclair Broadcast Group, Inc. Class A			4,758	139,790

SJM Holdings, Ltd. (Hong Kong)			93,000	226,189

Sonic Automotive, Inc. Class A			9,892	209,117

Suzuki Motor Corp. (Japan)			12,600	290,585

Swatch Group AG (The) (Switzerland)			349	191,220

Swatch Group AG (The) (Switzerland)			1,997	187,369

Tempur-Pedic International, Inc.(NON)			827	36,305

Tile Shop Holdings, Inc.(NON)			2,306	66,782

TiVo, Inc.(NON)			2,084	23,028

TJX Cos., Inc. (The)			24,100	1,206,446

Total Systems Services, Inc.			19,700	482,256

Town Sports International Holdings, Inc.			4,084	43,985

Toyota Motor Corp. (Japan)			3,000	181,144

Trump Entertainment Resorts, Inc.(NON)			115	230

URS Corp.			3,900	184,158

Vail Resorts, Inc.			510	31,375

ValueClick, Inc.(NON)			2,710	66,883

VOXX International Corp.(NON)			6,445	79,080

Wal-Mart Stores, Inc.			3,747	279,114

Wyndham Worldwide Corp.			6,600	377,718

Wynn Resorts, Ltd.			3,500	448,000

				24,300,268
Consumer staples (4.0%)

AFC Enterprises(NON)			3,193	114,756

Ajinomoto Co., Inc. (Japan)			14,000	205,542

Angie's List, Inc.(NON)			1,050	27,878

Anheuser-Busch InBev NV (Belgium)			2,918	258,871

Associated British Foods PLC (United Kingdom)			9,465	250,556

Avis Budget Group, Inc.(NON)			3,657	105,139

Barrett Business Services, Inc.			1,004	52,419

Beacon Roofing Supply, Inc.(NON)			2,149	81,404

Blue Nile, Inc.(NON)			897	33,889

Bright Horizons Family Solutions, Inc.(NON)			1,674	58,105

Brinker International, Inc.			2,824	111,350

British American Tobacco (BAT) PLC (United Kingdom)			5,064	260,054

Bunge, Ltd.			192	13,588

Calbee, Inc. (Japan)			2,700	256,183

Carrefour SA (France)			7,358	201,024

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			22,000	1,418

Coca-Cola Co. (The)			8,800	352,968

Colgate-Palmolive Co.			11,800	676,022

Constellation Brands, Inc. Class A(NON)			5,700	297,084

Core-Mark Holding Co., Inc.			1,015	64,453

Costco Wholesale Corp.			6,600	729,762

CVS Caremark Corp.			26,800	1,532,424

DeNA Co., Ltd. (Japan)			3,800	74,134

Diageo PLC (United Kingdom)			7,116	204,110

Distribuidora Internacional de Alimentacion SA (Spain)			20,834	156,854

Fiesta Restaurant Group, Inc.(NON)			977	33,599

General Mills, Inc.			15,900	771,627

Geo Group, Inc. (The)			2,752	93,430

Grand Canyon Education, Inc.(NON)			1,725	55,597

Hain Celestial Group, Inc. (The)(NON)			475	30,861

Heineken Holding NV (Netherlands)			4,677	261,985

Ingredion, Inc.			340	22,311

ITT Educational Services, Inc.(NON)(S)			6,981	170,336

Japan Tobacco, Inc. (Japan)			8,800	311,022

JM Smucker Co. (The)			3,500	361,025

Kao Corp. (Japan)			4,300	146,335

Koninklijke Ahold NV (Netherlands)			11,935	177,309

Kraft Foods Group, Inc.			14,400	804,528

L'Oreal SA (France)			2,047	334,688

Liberty Interactive Corp. Class A(NON)			23,400	538,434

Lorillard, Inc.			21,000	917,280

Molson Coors Brewing Co. Class B			4,700	224,942

MWI Veterinary Supply, Inc.(NON)			506	62,359

Nestle SA (Switzerland)			11,306	739,485

On Assignment, Inc.(NON)			2,270	60,654

OpenTable, Inc.(NON)			501	32,039

Papa John's International, Inc.(NON)			913	59,683

Philip Morris International, Inc.			29,395	2,546,195

Pinnacle Foods, Inc.(NON)			2,026	48,928

Prestige Brands Holdings, Inc.(NON)			2,607	75,968

Procter & Gamble Co. (The)			42,217	3,250,287

Reckitt Benckiser Group PLC (United Kingdom)			6,114	433,421

Robert Half International, Inc.			7,000	232,610

SABMiller PLC (United Kingdom)			3,621	174,238

Spartan Stores, Inc.			1,849	34,096

Suedzucker AG (Germany)			5,721	177,086

Tesco PLC (United Kingdom)			13,358	67,127

TrueBlue, Inc.(NON)			8,060	169,663

Unilever PLC (United Kingdom)			6,725	273,111

United Natural Foods, Inc.(NON)			632	34,122

USANA Health Sciences, Inc.(NON)			478	34,598

Walgreen Co.			20,341	899,072

Woolworths, Ltd. (Australia)			9,550	285,461

				21,065,499
Energy (3.4%)

Alpha Natural Resources, Inc.(NON)			11,200	58,688

BP PLC (United Kingdom)			87,396	606,281

Cabot Oil & Gas Corp.			7,100	504,242

Caltex Australia, Ltd. (Australia)			13,933	228,863

Chevron Corp.			8,232	974,175

ConocoPhillips			30,369	1,837,325

CVR Energy, Inc. (Escrow)(F)			2,729	—

Deepocean Group (Shell) (acquired 6/9/11, cost $83,651) (Norway)(RES)			5,759	86,385

Delek US Holdings, Inc.			1,647	47,401

ENI SpA (Italy)			12,419	255,143

EPL Oil & Gas, Inc.(NON)			3,148	92,425

Exxon Mobil Corp.			29,878	2,699,477

FutureFuel Corp.			6,482	91,850

Gulfport Energy Corp.(NON)			769	36,197

Helix Energy Solutions Group, Inc.(NON)			6,161	141,949

Helmerich & Payne, Inc.			3,900	243,555

HollyFrontier Corp.			7,200	308,016

Key Energy Services, Inc.(NON)			9,149	54,437

Kodiak Oil & Gas Corp.(NON)			4,983	44,299

Marathon Petroleum Corp.			10,250	728,365

Occidental Petroleum Corp.			20,145	1,797,538

Oceaneering International, Inc.			4,300	310,460

Oil States International, Inc.(NON)			2,400	222,336

ONEOK, Inc.			8,400	347,004

Peabody Energy Corp.			10,300	150,792

Phillips 66			17,184	1,012,309

Repsol SA (Rights) (Spain)(NON)			7,232	4,029

Repsol YPF SA (Spain)			7,232	152,459

Rosetta Resources, Inc.(NON)			731	31,082

Royal Dutch Shell PLC Class A (United Kingdom)			12,816	408,974

Royal Dutch Shell PLC Class B (United Kingdom)			11,677	386,167

Schlumberger, Ltd.			29,100	2,085,306

Statoil ASA (Norway)			11,551	238,129

Stone Energy Corp.(NON)			2,136	47,056

Swift Energy Co.(NON)			2,765	33,152

Tesoro Corp.			6,464	338,196

Total SA (France)			6,876	335,304

Unit Corp.(NON)			1,019	43,389

Vaalco Energy, Inc.(NON)			11,175	63,921

Valero Energy Corp.			17,200	598,044

W&T Offshore, Inc.			2,031	29,023

Western Refining, Inc.			2,621	73,571

				17,747,314
Financials (7.0%)

3i Group PLC (United Kingdom)			37,782	193,158

Access National Corp.			1,897	24,623

AG Mortgage Investment Trust, Inc.(R)			1,112	20,917

Ageas (Belgium)			7,305	255,302

Agree Realty Corp.(R)			2,001	59,070

AIA Group, Ltd. (Hong Kong)			61,600	258,878

Alleghany Corp.(NON)			1,100	421,641

Allianz SE (Germany)			2,460	359,259

Allied World Assurance Co. Holdings AG			3,963	362,654

American Capital Agency Corp.(R)			10,100	232,199

American Equity Investment Life Holding Co.			4,448	69,834

American Financial Group, Inc.			6,323	309,258

American International Group, Inc.(NON)			31,800	1,421,460

Amtrust Financial Services, Inc.			1,114	39,770

Aon PLC			16,700	1,074,645

Arlington Asset Investment Corp. Class A			1,223	32,703

ARMOUR Residential REIT, Inc.(R)			5,870	27,648

Ashford Hospitality Trust, Inc.(R)			6,751	77,299

Assicurazioni Generali SpA (Italy)			11,433	199,514

Associated Banc-Corp.			12,900	200,595

Australia & New Zealand Banking Group, Ltd. (Australia)			7,941	206,114

AvalonBay Communities, Inc.(R)			2,700	364,257

AXA SA (France)			14,169	278,398

Axis Capital Holdings, Ltd.			7,800	357,084

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			19,258	160,365

Banco Latinoamericano de Exportaciones SA Class E (Panama)			4,138	92,650

Banco Santander Central Hispano SA (Spain)			36,662	232,104

Bank of Kentucky Financial Corp.			1,123	31,938

Bank of Yokohama, Ltd. (The) (Japan)			39,000	201,353

Barclays PLC (United Kingdom)			112,049	480,326

Berkshire Hathaway, Inc. Class B(NON)			4,700	526,024

BofI Holding, Inc.(NON)			3,186	145,983

Cardinal Financial Corp.			3,543	51,870

CBL & Associates Properties, Inc.(R)			6,941	148,676

Chimera Investment Corp.(R)			37,000	111,000

CIT Group, Inc.(NON)			11,700	545,571

Citizens & Northern Corp.			2,249	43,451

City National Corp.			3,700	234,469

CNO Financial Group, Inc.			4,647	60,225

Commonwealth Bank of Australia (Australia)			10,161	638,684

CoreLogic, Inc.(NON)			14,800	342,916

Credit Acceptance Corp.(NON)			643	67,547

Credit Agricole SA (France)(NON)			25,077	215,532

Credit Suisse Group (Switzerland)			5,355	141,975

CYS Investments, Inc.(R)			3,550	32,696

DBS Group Holdings, Ltd. (Singapore)			17,000	206,943

Deutsche Bank AG (Germany)			6,061	253,552

Dexus Property Group (Australia)(R)			213,934	207,992

DFC Global Corp.(NON)			7,115	98,258

Discover Financial Services			18,100	862,284

Dynex Capital, Inc.(R)			5,218	53,171

Eagle Bancorp, Inc.			1,955	43,753

East West Bancorp, Inc.			2,937	80,768

Eaton Vance Corp.			8,100	304,479

Encore Capital Group, Inc.(NON)			2,084	69,001

EPR Properties(R)			744	37,401

Federal Realty Investment Trust(R)			2,100	217,728

Fidelity National Financial, Inc. Class A			14,700	350,007

Fifth Third Bancorp			48,300	871,815

Financial Institutions, Inc.			2,325	42,803

First Community Bancshares Inc.			2,296	36,001

First Industrial Realty Trust(R)			2,275	34,512

FirstMerit Corp.			2,853	57,146

Flushing Financial Corp.			2,411	39,661

Genworth Financial, Inc. Class A(NON)			57,679	658,117

Glimcher Realty Trust(R)			4,194	45,798

Goldman Sachs Group, Inc. (The)			13,100	1,981,375

Greenhill & Co., Inc.			982	44,917

Hammerson PLC (United Kingdom)(R)			17,971	133,659

Hang Seng Bank, Ltd. (Hong Kong)			15,200	223,840

Hanmi Financial Corp.(NON)			4,672	82,554

Hatteras Financial Corp.(R)			3,900	96,096

Health Care REIT, Inc.(R)			7,000	469,210

Heartland Financial USA, Inc.			1,561	42,912

Heritage Financial Group, Inc.			2,157	31,816

HFF, Inc. Class A			6,306	112,058

HSBC Holdings, PLC (United Kingdom)			61,385	636,138

Insurance Australia Group, Ltd. (Australia)			57,910	286,071

Invesco Mortgage Capital, Inc.(R)			1,813	30,023

Investor AB Class B (Sweden)			6,898	184,575

Investors Real Estate Trust(R)			5,065	43,559

iStar Financial, Inc.(NON)(R)			4,258	48,073

Jones Lang LaSalle, Inc.			343	31,261

Joyo Bank, Ltd. (The) (Japan)			39,000	213,540

JPMorgan Chase & Co.			65,190	3,441,380

Lexington Realty Trust(R)			10,054	117,431

LTC Properties, Inc.(R)			2,501	97,664

Maiden Holdings, Ltd. (Bermuda)			3,885	43,590

MainSource Financial Group, Inc.			3,480	46,736

MFA Financial, Inc.(R)			5,765	48,714

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			47,900	297,242

Muenchener Rueckversicherungs AG (Germany)			1,334	244,957

Nasdaq OMX Group, Inc. (The)			9,800	321,342

National Health Investors, Inc.(R)			1,481	88,653

Nelnet, Inc. Class A			2,097	75,681

Northern Trust Corp.			9,400	544,260

Ocwen Financial Corp.(NON)			1,288	53,091

OFG Bancorp (Puerto Rico)			2,159	39,099

One Liberty Properties, Inc.(R)			2,370	52,045

Pacific Premier Bancorp, Inc.(NON)			2,281	27,874

PartnerRe, Ltd.			4,355	394,389

Peoples Bancorp, Inc.			2,168	45,701

PHH Corp.(NON)			1,931	39,354

PNC Financial Services Group, Inc.			16,900	1,232,348

Popular, Inc. (Puerto Rico)(NON)			10,136	307,425

Portfolio Recovery Associates, Inc.(NON)			789	121,214

Protective Life Corp.			8,304	318,957

Prudential PLC (United Kingdom)			18,632	306,303

PS Business Parks, Inc.(R)			720	51,962

Public Storage(R)			3,800	582,654

Republic Bancorp, Inc. Class A			1,459	31,981

Resona Holdings, Inc. (Japan)			74,300	361,881

Security National Financial Corp. Class A			1,399	8,282

Select Income REIT(R)			3,832	107,449

Simon Property Group, Inc.(R)			7,000	1,105,440

Skandinaviska Enskilda Banken AB (Sweden)			20,491	194,951

St. Joe Co. (The)(NON)			5,945	125,142

Standard Chartered PLC (United Kingdom)			7,243	156,375

Standard Life PLC (United Kingdom)			37,782	197,534

Starwood Property Trust, Inc.(R)			1,355	33,536

State Street Corp.			16,400	1,069,444

Stewart Information Services Corp.			3,389	88,758

Sumitomo Mitsui Financial Group, Inc. (Japan)			4,900	224,830

Summit Hotel Properties, Inc.(R)			6,357	60,074

Sun Communities, Inc.(R)			1,060	52,746

Swedbank AB Class A (Sweden)			9,878	225,444

Symetra Financial Corp.			3,888	62,169

Synovus Financial Corp.			64,900	189,508

Tanger Factory Outlet Centers(R)			3,500	117,110

Tokyu Land Corp. (Japan)			38,000	348,722

Toronto-Dominion Bank (Canada)			4,525	363,674

UBS AG (Switzerland)			14,004	237,904

Universal Health Realty Income Trust(R)			586	25,274

Validus Holdings, Ltd.			7,592	274,223

Virtus Investment Partners, Inc.(NON)			159	28,027

Vornado Realty Trust(R)			5,200	430,820

WageWorks, Inc.(NON)			1,559	53,708

Walker & Dunlop, Inc.(NON)			2,647	46,323

Walter Investment Management Corp.(NON)			1,434	48,484

Washington Banking Co.			2,697	38,297

Wells Fargo & Co.			13,883	572,951

Westfield Group (Australia)			17,030	177,648

Westpac Banking Corp. (Australia)			9,111	238,520

Wheelock and Co., Ltd. (Hong Kong)			60,000	298,544

World Acceptance Corp.(NON)			511	44,426

				37,194,767
Health care (4.9%)

AbbVie, Inc.			24,800	1,025,232

ACADIA Pharmaceuticals, Inc.(NON)			2,344	42,544

Accuray, Inc.(NON)			4,876	27,988

Aegerion Pharmaceuticals, Inc.(NON)			305	19,319

Alere, Inc.(NON)			4,464	109,368

Align Technology, Inc.(NON)			1,043	38,633

Amedisys, Inc.(NON)			2,112	24,541

AmerisourceBergen Corp.			13,900	776,037

Amgen, Inc.			16,000	1,578,560

AmSurg Corp.(NON)			1,568	55,037

Array BioPharma, Inc.(NON)			5,064	22,991

AstraZeneca PLC (United Kingdom)			5,891	278,668

athenahealth, Inc.(NON)			229	19,401

Auxilium Pharmaceuticals, Inc.(NON)			2,138	35,555

Bayer AG (Germany)			4,242	452,226

Bio-Reference Labs, Inc.(NON)			573	16,474

Bristol-Myers Squibb Co.			36,200	1,617,778

Celgene Corp.(NON)			10,300	1,204,173

Centene Corp.(NON)			490	25,705

Chemed Corp.			1,422	102,995

CIGNA Corp.			14,900	1,080,101

Coloplast A/S Class B (Denmark)			5,425	303,639

Community Health Systems, Inc.			1,199	56,209

Computer Programs & Systems, Inc.			399	19,607

Conmed Corp.			3,161	98,750

CSL, Ltd. (Australia)			4,392	247,348

Cubist Pharmaceuticals, Inc.(NON)			2,014	97,276

Cyberonics, Inc.(NON)			499	25,928

DexCom, Inc.(NON)			712	15,984

Eli Lilly & Co.			22,153	1,088,155

Endo Health Solutions, Inc.(NON)			1,891	69,570

Exact Sciences Corp.(NON)			465	6,468

Gentium SpA ADR (Italy)(NON)			1,685	13,059

GlaxoSmithKline PLC (United Kingdom)			17,362	434,342

Globus Medical, Inc. Class A(NON)			2,133	35,962

Greatbatch, Inc.(NON)			3,973	130,275

Haemonetics Corp.(NON)			1,161	48,007

HCA Holdings, Inc.			10,500	378,630

Health Net, Inc.(NON)			1,448	46,075

HealthSouth Corp.(NON)			3,391	97,661

Hi-Tech Pharmacal Co., Inc.			716	23,771

Hill-Rom Holdings, Inc.			2,338	78,744

Insulet Corp.(NON)			1,265	39,734

Insys Therapeutics, Inc.(NON)			3,831	53,021

Isis Pharmaceuticals, Inc.(NON)			699	18,782

Jazz Pharmaceuticals PLC(NON)			2,935	201,723

Johnson & Johnson			10,509	902,303

Lexicon Pharmaceuticals, Inc.(NON)			6,732	14,608

Magellan Health Services, Inc.(NON)			572	32,078

McKesson Corp.			11,200	1,282,400

MedAssets, Inc.(NON)			4,314	76,530

Medicines Co. (The)(NON)			1,892	58,198

Merck & Co., Inc.			5,188	240,983

NewLink Genetics Corp.(NON)			1,051	20,726

Novartis AG (Switzerland)			5,548	393,183

Novo Nordisk A/S Class B (Denmark)			2,955	460,057

NxStage Medical, Inc.(NON)			2,309	32,973

Omega Healthcare Investors, Inc.(R)			2,572	79,783

Orion OYJ Class B (Finland)			7,431	173,809

Otsuka Holdings Company, Ltd. (Japan)			10,700	353,339

PDL BioPharma, Inc.			5,690	43,927

Pfizer, Inc.			116,069	3,251,093

Pharmacyclics, Inc.(NON)			256	20,344

Providence Service Corp. (The)(NON)			5,429	157,930

Questcor Pharmaceuticals, Inc.			1,697	77,146

Receptos, Inc.(NON)			601	11,954

Roche Holding AG-Genusschein (Switzerland)			3,259	807,529

RTI Biologics, Inc.(NON)			7,219	27,143

Salix Pharmaceuticals, Ltd.(NON)			3,617	239,265

Sanofi (France)			3,992	411,404

Santarus, Inc.(NON)			1,564	32,922

Spectrum Pharmaceuticals, Inc.			3,155	23,536

St. Jude Medical, Inc.			17,400	793,962

STAAR Surgical Co.(NON)			6,103	61,945

Steris Corp.			1,072	45,967

Suzuken Co., Ltd. (Japan)			3,100	104,402

TearLab Corp.(NON)			1,448	15,378

Trinity Biotech PLC ADR (Ireland)(NON)			1,881	31,695

Triple-S Management Corp. Class B (Puerto Rico)(NON)			1,215	26,086

United Therapeutics Corp.(NON)			3,009	198,052

Ventas, Inc.(R)			7,700	534,842

ViroPharma, Inc.(NON)			5,740	164,451

Warner Chilcott PLC Class A			26,410	525,031

WellCare Health Plans, Inc.(NON)			2,250	124,988

WellPoint, Inc.			16,300	1,333,992

Zimmer Holdings, Inc.			9,600	719,424

				26,087,424
Technology (5.8%)

Acacia Research Corp.			1,041	23,266

Accenture PLC Class A			22,600	1,626,296

Actuate Corp.(NON)			12,127	80,523

Acxiom Corp.(NON)			4,227	95,868

Anixter International, Inc.(NON)			665	50,414

AOL, Inc.(NON)			13,000	474,240

Apple, Inc.			16,817	6,660,877

ASML Holding NV (Netherlands)			3,139	246,267

Aspen Technology, Inc.(NON)			2,005	57,724

Avnet, Inc.(NON)			6,700	225,120

BMC Software, Inc.(NON)			13,000	586,820

Broadcom Corp. Class A			14,300	482,768

Brocade Communications Systems, Inc.(NON)			43,984	253,348

CACI International, Inc. Class A(NON)			325	20,634

Cap Gemini SA (France)			4,106	199,620

Cavium, Inc.(NON)			616	21,788

Cisco Systems, Inc.			92,339	2,244,761

Commvault Systems, Inc.(NON)			940	71,337

Cornerstone OnDemand, Inc.(NON)			963	41,688

CSG Systems International, Inc.(NON)			907	19,682

Cypress Semiconductor Corp.(NON)			13,400	143,782

Ebix, Inc.			1,579	14,622

EMC Corp.(NON)			41,300	975,506

EnerSys			2,413	118,334

Entegris, Inc.(NON)			5,709	53,608

Fairchild Semiconductor International, Inc.(NON)			2,227	30,733

FEI Co.			1,049	76,567

First Solar, Inc.(NON)			592	26,480

Gemalto NV (Netherlands)(S)			2,128	192,675

GenMark Diagnostics, Inc.(NON)			3,850	39,809

Google, Inc. Class A(NON)			2,237	1,969,388

IBM Corp.			4,595	878,150

Infoblox, Inc.(NON)			1,457	42,632

Integrated Silicon Solutions, Inc.(NON)			7,097	77,783

IntraLinks Holdings, Inc.(NON)			6,096	44,257

Ixia(NON)			1,492	27,453

Konica Minolta Holdings, Inc. (Japan)			25,000	188,823

L-3 Communications Holdings, Inc.			4,300	368,682

Lam Research Corp.(NON)			7,000	310,380

Lexmark International, Inc. Class A			7,181	219,523

Magnachip Semiconductor Corp. (South Korea)(NON)			3,260	59,560

Manhattan Associates, Inc.(NON)			1,043	80,478

Mantech International Corp. Class A			2,712	70,837

Marvell Technology Group, Ltd.			23,700	277,527

Mentor Graphics Corp.			5,724	111,904

Microsemi Corp.(NON)			1,424	32,396

Microsoft Corp.			86,339	2,981,286

MTS Systems Corp.			1,032	58,411

NEC Corp. (Japan)			167,000	365,430

Netscout Systems, Inc.(NON)			1,919	44,789

NIC, Inc.			1,561	25,803

NTT Data Corp. (Japan)			34	120,685

NVIDIA Corp.			22,700	318,481

Omnivision Technologies, Inc.(NON)			4,160	77,584

Oracle Corp.			80,086	2,460,242

Oracle Corp. Japan (Japan)			4,400	182,890

Perficient, Inc.(NON)			2,981	39,767

Photronics, Inc.(NON)			5,701	45,950

Plantronics, Inc.			962	42,251

Polycom, Inc.(NON)			3,000	31,620

Procera Networks, Inc.(NON)			2,489	34,174

PTC, Inc.(NON)			1,846	45,282

QLIK Technologies, Inc.(NON)			995	28,129

Quantum Corp.(NON)			28,334	38,818

RF Micro Devices, Inc.(NON)			19,108	102,228

Riverbed Technology, Inc.(NON)			9,900	154,044

Rockwell Automation, Inc.			5,700	473,898

Rovi Corp.(NON)			4,261	97,321

Rudolph Technologies, Inc.(NON)			4,514	50,557

Safeguard Scientifics, Inc.(NON)			2,581	41,425

SAP AG (Germany)			1,768	129,463

SciQuest, Inc.(NON)			998	25,000

Semtech Corp.(NON)			1,471	51,529

Silicon Graphics International Corp.(NON)			1,647	22,037

Silicon Image, Inc.(NON)			9,320	54,522

Softbank Corp. (Japan)			5,400	315,298

Sourcefire, Inc.(NON)			719	39,940

Sparton Corp.(NON)			2,076	35,790

SS&C Technologies Holdings, Inc.(NON)			1,825	60,043

Symantec Corp.			40,200	903,294

Synaptics, Inc.(NON)			1,680	64,781

Teradyne, Inc.(NON)			13,897	244,170

TIBCO Software, Inc.(NON)			1,535	32,849

Tyler Technologies, Inc.(NON)			1,000	68,550

Ultimate Software Group, Inc.(NON)			847	99,345

Ultra Clean Holdings, Inc.(NON)			5,151	31,164

Unisys Corp.(NON)			2,310	50,982

Verint Systems, Inc.(NON)			1,233	43,735

Western Digital Corp.			7,600	471,884

XO Group, Inc.(NON)			3,896	43,635

				30,564,006
Transportation (0.5%)

Aegean Marine Petroleum Network, Inc. (Greece)			8,930	82,692

Central Japan Railway Co. (Japan)			3,600	441,467

ComfortDelgro Corp., Ltd. (Singapore)			115,000	165,480

Con-way, Inc.			3,253	126,737

Delta Air Lines, Inc.(NON)			36,500	682,915

International Consolidated Airlines Group SA (Spain)(NON)			49,671	198,460

Quality Distribution, Inc.(NON)			5,485	48,487

SkyWest, Inc.			3,206	43,409

Southwest Airlines Co.			33,700	434,393

Swift Transportation Co.(NON)			7,259	120,064

TAL International Group, Inc.(NON)			2,250	98,033

Universal Truckload Services, Inc.(NON)			359	8,655

Wabtec Corp.			4,700	251,121

				2,701,913
Utilities and power (0.9%)

AES Corp.			27,329	327,675

American Electric Power Co., Inc.			16,200	725,436

Chubu Electric Power Co., Inc. (Japan)			3,200	45,368

CMS Energy Corp.			5,800	157,586

Enel SpA (Italy)			54,850	171,942

Entergy Corp.			6,800	473,824

GDF Suez (France)			11,021	214,891

Kansai Electric Power, Inc. (Japan)(NON)			33,500	460,065

Kinder Morgan, Inc.			15,600	595,140

PG&E Corp.			11,600	530,468

PPL Corp.			7,000	211,820

Red Electrica Corporacion SA (Spain)			5,418	297,169

UGI Corp.			5,500	215,105

United Utilities Group PLC (United Kingdom)			18,941	196,738

				4,623,227

Total common stocks (cost $159,632,213)				$202,820,920

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (34.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.6%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, July 1, 2043			$14,000,000	$13,855,625

				13,855,625
U.S. Government Agency Mortgage Obligations (31.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, TBA, July 1, 2028			20,000,000	20,775,000

Federal National Mortgage Association Pass-Through Certificates
7s, March 1, 2018			109,353	119,148
6s, TBA, August 1, 2043			30,000,000	32,632,032
6s, TBA, July 1, 2043			33,000,000	35,897,813
4s, with due dates from April 1, 2041 to March 1, 2043(FWC)			1,237,509	1,319,302
4s, TBA, July 1, 2043			49,000,000	51,063,293
3 1/2s, May 1, 2043			995,966	1,001,880
3 1/2s, TBA, July 1, 2043			2,000,000	2,031,250
3 1/2s, TBA, July 1, 2028			20,000,000	20,840,624
3s, TBA, July 1, 2043			3,000,000	2,933,438

				168,613,780

Total U.S. government and agency mortgage obligations (cost $183,620,231)				$182,469,405

CORPORATE BONDS AND NOTES (25.8%)(a)
			Principal amount	Value

Basic materials (1.9%)

Agrium, Inc. sr. unsec. notes 4.9s, 2043 (Canada)			$172,000	$162,680

Agrium, Inc. sr. unsec. notes 3 1/2s, 2023 (Canada)			58,000	55,507

Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)			30,000	28,446

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			40,000	42,412

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			79,000	97,483

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			60,000	63,740

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			490,000	581,439

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			40,000	38,000

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			227,000	224,730

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			80,000	79,200

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			220,000	233,200

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			10,000	9,500

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			60,000	60,600

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			60,000	58,650

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			120,000	127,200

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016 (Mexico)			100,000	105,750

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			280,000	334,982

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			210,000	246,901

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			195,000	207,675

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			140,000	133,515

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			105,000	133,967

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			315,000	328,006

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021			10,000	9,600

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			85,000	80,443

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			55,000	53,012

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			125,000	125,219

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			55,000	54,725

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			35,000	33,950

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			150,000	155,250

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019			110,000	121,831

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			70,000	72,100

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			105,000	103,425

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			50,000	48,625

HD Supply, Inc. company guaranty sr. unsec. sub. notes 10 1/2s, 2021			55,000	56,788

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			145,000	168,200

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			85,000	86,063

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			35,000	34,913

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020			30,000	29,925

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			60,000	57,300

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			85,000	86,700

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			115,000	126,213

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			110,000	119,625

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			100,000	98,750

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			115,000	97,175

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			120,000	126,900

Inmet Mining Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			25,000	24,063

International Paper Co. sr. unsec. notes 7.95s, 2018			195,000	238,762

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			150,000	168,375

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			115,000	125,350

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			245,000	322,060

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			345,000	387,679

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			345,000	375,393

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			33,000	32,478

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			40,000	41,600

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			5,000	5,213

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			60,000	60,600

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			30,000	28,725

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			200,000	214,500

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			30,000	30,675

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023			85,000	83,725

PQ Corp. 144A sr. notes 8 3/4s, 2018			75,000	76,688

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			277,000	359,848

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022			192,000	198,141

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			135,000	142,522

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			175,000	227,794

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			95,000	102,838

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			80,000	81,200

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			75,000	79,219

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			65,000	63,050

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			30,000	32,700

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			15,000	15,975

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			15,000	15,825

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			25,000	26,438

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			10,000	9,850

Taminco Global Chemical Corp. company guaranty sr. sub. notes Ser. REGS, 9 3/4s, 2020 (Belgium)			10,000	11,138

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			125,000	139,219

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			110,000	103,675

USG Corp. sr. unsec. notes 9 3/4s, 2018			75,000	85,125

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			65,000	63,863

Weyerhaeuser Co. sr. unsec. unsub. debs. 7 1/8s, 2023(R)			65,000	77,274

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			260,000	312,122

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			195,000	212,717

				9,876,734
Capital goods (1.3%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			165,000	168,300

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			245,000	273,175

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			75,000	75,000

Ball Corp. company guaranty sr. unsec. notes 4s, 2023			88,000	81,180

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			40,000	43,500

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			150,000	169,500

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			115,000	116,150

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			190,000	214,563

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			60,000	59,550

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			55,000	61,600

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			200,000	220,000

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			15,000	15,750

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			107,000	100,848

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	50,000	68,911

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			$570,000	543,257

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			549,000	562,725

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			120,000	125,400

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			105,000	64,050

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			260,000	222,454

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			160,000	145,100

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			100,000	100,750

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			80,000	85,600

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			471,000	599,029

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			40,000	40,000

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			65,000	60,775

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			185,000	183,150

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			135,000	140,738

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			195,000	199,909

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	208,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			55,000	55,413

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			120,000	123,900

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			245,000	245,663

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			95,000	101,650

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	25,500

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			145,000	147,175

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			135,000	145,463

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			125,000	131,563

TransDigm, Inc. 144A sr. unsec. sub. notes 7 1/2s, 2021			25,000	25,563

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021			85,000	84,575

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			437,000	503,599

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			105,000	103,722

				6,643,250
Communication services (2.4%)

Adelphia Communications Corp. escrow bonds zero %, 2013			125,000	938

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			205,000	207,709

American Tower Corp. sr. unsec. notes 7s, 2017(R)			317,000	367,280

AT&T, Inc. sr. unsec. bonds 6.55s, 2039			120,000	137,791

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			926,000	1,029,495

AT&T, Inc. sr. unsec. unsub. notes 4.35s, 2045			86,000	74,822

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			255,000	289,425

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			60,000	65,400

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			75,000	80,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			115,000	120,175

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			25,000	23,750

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			65,000	70,850

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			70,000	72,975

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			40,000	37,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			60,000	63,600

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			25,000	25,250

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			20,000	20,550

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			10,000	10,013

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			40,000	41,700

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			145,000	154,063

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			514,000	646,986

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			82,000	99,233

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			13,000	14,122

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			165,000	179,702

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			85,000	81,600

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			80,000	85,400

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			75,000	72,000

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			115,000	123,663

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			60,000	64,650

CyrusOne LP/CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			35,000	35,875

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			163,000	226,125

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			90,000	93,600

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			85,000	95,200

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			125,000	132,813

Equinix, Inc. sr. unsec. notes 7s, 2021			55,000	59,675

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			201,000	203,037

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			35,000	39,988

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			60,000	66,150

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			55,000	60,500

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			30,000	30,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			110,000	116,600

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			90,000	95,625

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			95,000	99,750

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			45,000	43,650

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			200,000	206,500

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			245,000	247,450

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			135,000	166,849

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			80,000	86,400

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			80,000	85,200

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			20,000	21,000

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			90,000	89,775

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			25,000	26,875

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			55,000	57,888

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			90,000	95,850

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			135,000	137,363

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			120,000	122,100

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016 (Mexico)			25,000	24,250

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019 (Mexico)			30,000	25,350

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021 (Mexico)			125,000	96,563

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			30,000	32,100

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			90,000	85,275

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			5,000	5,525

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			70,000	68,250

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			354,000	395,834

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			55,000	61,498

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			410,000	377,363

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			10,000	10,825

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			30,000	30,075

SBA Tower Trust 144A notes 2.933s, 2017			495,000	497,688

SES 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			162,000	158,028

Sprint Capital Corp. company guaranty 6 7/8s, 2028			185,000	177,600

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			160,000	179,600

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			190,000	200,450

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			85,000	97,750

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			55,000	57,750

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			215,000	251,013

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			365,000	463,696

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			415,000	397,279

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)			185,000	179,192

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			230,000	234,620

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			165,000	205,239

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			505,000	645,979

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			110,000	107,250

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			120,000	124,800

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			320,000	332,800

Windstream Corp. company guaranty sr. unsec. notes 6 3/8s, 2023			50,000	46,750

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			70,000	74,550

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			280,000	307,300

				12,955,347
Consumer cyclicals (3.9%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			15,000	16,613

ADT Corp. (The) sr. unsec. unsub. notes 4 7/8s, 2042			262,000	222,425

ADT Corp. (The) sr. unsec. unsub. notes 3 1/2s, 2022			368,000	338,394

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			5,000	2,500

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			265,000	200,075

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			35,000	26,950

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			120,000	135,900

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			114,000	113,715

American Media, Inc. 144A notes 13 1/2s, 2018			7,394	6,839

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			45,000	46,913

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			65,000	72,475

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			30,000	31,500

Beazer Homes USA, Inc. company guaranty sr. notes 6 5/8s, 2018			30,000	31,838

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			35,000	38,238

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			10,000	10,425

Beazer Homes USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2023			50,000	50,500

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			56,000	56,000

Bon-Ton Department Stores, Inc. (The) 144A notes 8s, 2021			30,000	30,488

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			125,000	125,938

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			60,000	59,230

Building Materials Corp. 144A sr. notes 7s, 2020			45,000	47,925

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			75,000	79,688

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			95,000	104,975

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			35,000	35,875

Caesars Entertainment Operating Co., Inc. company guaranty notes 12 3/4s, 2018			5,000	3,400

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			105,000	63,000

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			105,000	109,331

Caesars Entertainment Operating Co., Inc. 144A company guaranty sr. notes 9s, 2020			355,000	339,025

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			55,000	59,125

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030			160,000	203,861

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			75,000	78,750

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			35,000	38,150

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			55,000	52,800

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			45,000	43,425

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			40,000	42,200

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			260,000	276,250

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			110,000	121,413

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			80,000	86,800

Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			15,000	14,400

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017(PIK)			265,603	286,851

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			60,000	57,000

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			170,000	164,900

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			170,000	175,950

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023			140,000	136,500

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			90,000	87,975

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			13,000	13,570

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			200,000	225,079

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			130,000	145,925

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			350,000	371,442

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			305,000	318,725

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			30,000	29,175

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			95,000	99,370

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			140,000	164,951

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			1,240,000	1,498,209

General Motors Financial Co., Inc. 144A sr. unsec. notes 4 1/4s, 2023			40,000	37,250

General Motors Financial Co., Inc. 144A sr. unsec. notes 3 1/4s, 2018			163,000	158,518

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016			232,000	228,230

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			70,000	71,400

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	140,000	137,565

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			$150,000	159,938

Hayatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			80,000	74,756

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			105,000	142,565

Home Depot, Inc. (The) sr. unsec. notes 5.95s, 2041			300,000	357,405

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			147,000	159,322

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			68,000	70,447

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			140,000	142,800

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			90,000	99,675

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			55,000	52,525

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			70,000	73,150

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			105,000	110,513

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			160,000	182,400

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			45,000	46,238

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			30,000	32,850

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			65,000	70,200

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			120,000	130,200

L Brands, Inc. sr. notes 5 5/8s, 2022			45,000	45,563

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			55,000	56,513

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			115,000	122,188

Lennar Corp. 144A company guaranty sr. unsec. notes 5s, 2022			40,000	38,000

Liberty Interactive, LLC sr. unsec. unsub. notes 8 1/4s, 2030			120,000	128,400

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			160,000	173,600

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			210,000	245,377

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			47,000	53,524

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			190,000	184,597

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			500,000	429,864

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			85,000	85,213

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019			350,000	354,808

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			175,000	10,500

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			120,000	129,300

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			85,000	83,300

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			100,000	109,250

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			75,000	80,250

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			70,000	72,450

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			65,000	73,450

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			60,000	64,950

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			25,000	25,750

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			52,000	54,211

Michaels Stores, Inc. company guaranty sr. unsec. notes 7 3/4s, 2018			10,000	10,700

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			272,706	284,978

Navistar International Corp. sr. notes 8 1/4s, 2021			159,000	156,218

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			125,000	127,500

Neiman-Marcus Group, Inc. (The) company guaranty sr. notes 7 1/8s, 2028			75,000	75,000

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			100,000	102,000

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			300,000	360,189

News America Holdings, Inc. debs. 7 3/4s, 2045			363,000	470,628

News America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			10,000	10,932

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			30,000	32,250

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020			55,000	51,975

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			130,000	141,050

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			60,000	64,200

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			90,000	87,601

Owens Corning company guaranty sr. unsec. notes 9s, 2019			40,000	49,200

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			85,000	86,700

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			55,000	59,125

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			55,000	55,550

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			95,000	106,638

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			160,000	176,000

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			25,000	27,875

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			25,000	27,063

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			67,000	73,700

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			45,000	43,200

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021			70,000	65,625

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			74,000	79,920

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			125,000	142,188

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			75,000	75,938

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			55,000	46,750

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			235,000	251,450

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			95,000	101,175

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			40,000	38,400

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			40,000	40,000

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			25,000	24,250

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			105,000	101,325

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			5,000	5,300

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			5,000	5,263

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			85,000	89,569

Stanley Black & Decker, Inc. company guaranty sr. unsec. unsub. notes 2.9s, 2022			435,000	409,387

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			20,000	19,350

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			21,000	22,575

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			40,000	38,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			108,000	116,370

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			5,000	5,275

Time Warner Entertainment Co., LP company guaranty sr. unsec. bonds 8 3/8s, 2033			541,000	637,632

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023			88,000	109,611

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			565,000	603,373

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023			125,000	115,831

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			290,000	286,807

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			35,000	32,550

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			115,075	117,664

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			30,000	29,925

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			120,000	123,600

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			185,000	196,563

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			198,000	250,190

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			120,000	126,699

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s, 2040			655,000	681,962

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			120,000	117,849

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			50,000	49,640

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 7 5/8s, 2018			130,000	141,700

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016 (no set date to PIK expiration)(PIK)			80,000	82,200

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			125,000	132,031

				20,546,185
Consumer staples (1.7%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			63,000	83,753

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			500,000	460,454

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			450,000	518,793

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			30,000	34,088

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			25,000	27,188

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A sr. unsec. notes 5 1/2s, 2023			40,000	38,600

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			60,000	57,300

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			10,000	12,342

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			90,000	95,444

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			140,000	156,100

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			315,000	281,855

Carrols Restaurant Group, Inc. company guaranty sr. notes 11 1/4s, 2018			30,000	33,750

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			115,000	120,750

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			30,000	29,325

Claire's Stores, Inc. 144A sr. notes 9s, 2019			130,000	143,000

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			30,000	28,125

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			130,000	147,713

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			45,000	48,263

Corrections Corp. of America 144A sr. unsec. notes 4 5/8s, 2023(R)			30,000	29,400

Corrections Corp. of America 144A sr. unsec. notes 4 1/8s, 2020(R)			25,000	24,438

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019			182,000	175,000

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			205,000	217,980

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			110,000	121,825

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			30,000	33,900

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			115,000	125,063

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)			375,000	356,248

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			80,000	82,408

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			135,000	180,053

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			145,000	160,950

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			190,000	203,300

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			130,000	124,313

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			75,000	80,438

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			55,000	57,406

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			45,000	46,350

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	70,000	95,068

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014 (Brazil)			$40,000	42,200

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			35,000	36,663

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			140,000	141,050

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			357,000	329,213

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			350,000	416,299

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042			65,000	65,825

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			60,000	62,100

Landry's Inc. 144A sr. unsec. notes 9 3/8s, 2020			90,000	94,275

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			139,000	145,603

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			300,000	377,709

McDonald's Corp. sr. unsec. notes 5.7s, 2039			270,000	319,058

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			95,000	104,025

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			230,000	220,928

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			82,000	105,028

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			50,000	53,500

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			250,000	266,250

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			135,000	131,625

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			115,000	126,931

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			80,000	85,600

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			160,000	175,200

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			470,000	530,882

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			85,000	92,013

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			125,000	137,813

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			40,000	41,900

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			295,000	318,367

				8,851,040
Energy (3.1%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			40,000	40,600

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			155,000	143,763

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			35,000	35,438

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			35,000	27,913

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			70,000	56,175

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			365,000	455,043

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			60,000	67,420

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			185,000	222,282

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022			265,000	261,039

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			45,000	45,197

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			123,000	122,385

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			35,000	35,088

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			50,000	51,875

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			85,000	89,463

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			570,000	599,072

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			520,000	589,726

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			160,000	171,200

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)			500,000	452,311

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			155,000	172,050

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			35,000	36,838

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			30,000	30,375

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			110,000	108,900

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			110,000	117,150

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			60,000	59,400

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			50,000	49,500

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			55,000	31,350

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			380,000	398,050

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			20,000	21,050

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			185,000	188,238

Continental Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			155,000	150,738

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			230,000	243,800

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 7 1/8s, 2022			35,000	35,613

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 1/8s, 2021			55,000	53,900

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			109,000	117,720

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			15,000	15,638

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			220,000	205,700

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			60,000	62,700

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			55,000	55,138

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			150,000	147,750

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			92,000	95,450

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			288,000	333,916

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,200,000	1,271,520

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			180,000	177,300

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			135,000	136,688

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			250,000	242,500

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			10,000	10,625

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			100,000	106,750

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			40,000	40,000

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			140,000	167,811

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			55,000	56,650

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			40,000	49,943

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			125,000	120,000

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			190,000	206,150

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			35,000	36,750

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			160,000	176,000

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2019			150,000	142,875

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			59,000	42,480

Lukoil International Finance B.V. 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			200,000	186,070

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			125,000	142,760

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			45,000	44,606

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			40,000	38,800

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			130,000	94,250

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			90,000	89,775

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			285,000	289,217

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			165,000	166,650

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			60,000	62,400

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			110,000	114,505

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			85,000	83,513

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			75,000	83,250

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			20,000	20,050

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			80,000	80,200

PetroBakken Energy, Ltd. sr. unsec. notes Ser. REGS, 8 5/8s, 2020 (Canada)			30,000	28,500

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			170,000	161,500

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			335,000	365,485

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,465,000	1,376,280

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			497,000	526,709

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			85,000	91,163

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			40,000	39,100

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			145,000	156,600

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			35,000	34,169

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			165,000	177,581

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			40,000	40,400

Samson Investment Co. 144A sr. unsec. notes 10s, 2020			225,000	237,094

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			65,000	62,075

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			40,000	39,800

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			95,000	98,800

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			585,000	613,468

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			50,000	52,375

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			45,000	47,250

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			20,000	21,000

Spectra Energy Capital, LLC sr. notes 8s, 2019			215,000	270,121

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			170,000	180,706

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			77,000	80,080

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			20,000	21,000

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			120,000	122,700

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			270,000	367,720

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			90,000	94,297

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017			100,000	111,707

Whiting Petroleum Corp. company guaranty notes 7s, 2014			85,000	86,913

Williams Cos., Inc. (The) notes 7 3/4s, 2031			9,000	10,512

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			30,000	36,215

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			35,000	35,350

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			135,000	138,375

				16,402,087
Financials (6.0%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. notes FRN 1.856s, 2014 (United Kingdom)			255,000	256,858

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			560,000	597,038

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			50,000	48,000

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			315,000	402,614

Aflac, Inc. sr. unsec. notes 6.9s, 2039			135,000	166,272

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			50,000	48,375

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017			90,000	93,150

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			80,000	85,582

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			115,000	123,913

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			50,000	58,063

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			50,000	57,625

Ally Financial, Inc. unsec. sub. notes 8s, 2018			60,000	67,950

American Express Co. sr. unsec. notes 2.65s, 2022			212,000	195,743

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			321,000	391,620

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			639,000	718,402

American International Group, Inc. sr. unsec. unsub. notes 4 1/4s, 2014			355,000	368,767

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			235,000	278,311

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			310,000	303,413

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, 2049 (France)			255,000	247,988

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			390,000	371,896

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			315,000	350,083

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			615,000	693,379

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017			750,000	813,438

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			445,000	446,742

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			65,000	67,244

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			205,000	259,979

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			420,000	454,322

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			46,000	54,774

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			155,000	165,120

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			151,000	135,991

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			190,000	189,466

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			261,000	247,950

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			140,000	147,603

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			95,000	100,225

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			45,000	42,638

CIT Group, Inc. sr. unsec. notes 5s, 2022			90,000	89,325

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			75,000	76,781

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			70,000	71,925

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			90,000	92,925

Citigroup, Inc. sub. notes 5s, 2014			180,000	187,061

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			205,000	196,288

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			250,000	304,940

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			339,000	389,826

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			175,000	177,625

EPR Properties unsec. notes 5 1/4s, 2023(R)			280,000	272,110

GATX Financial Corp. notes 5.8s, 2016			130,000	143,255

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			1,450,000	1,502,563

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			525,000	629,488

General Electric Capital Corp. sr. unsec. unsub. notes 3.15s, 2022			150,000	141,738

General Electric Capital Corp. unsec. sub. notes 5.3s, 2021			295,000	323,606

Genworth Financial, Inc. sr. unsec. unsub. notes 7.7s, 2020			440,000	504,059

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			1,105,000	1,307,154

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			160,000	174,821

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			335,000	309,626

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			250,000	236,866

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			290,000	316,995

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			400,000	402,200

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			310,000	342,720

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			350,000	355,688

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			15,000	15,638

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			195,000	204,750

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			40,000	41,200

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			110,000	109,175

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			250,000	253,750

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			40,000	36,800

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			65,000	67,438

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			80,000	89,600

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			136,000	153,680

JPMorgan Chase & Co. sr. notes 6s, 2018			336,000	383,430

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			390,000	457,275

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			135,000	141,585

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			390,000	415,786

Macquarie Bank Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			160,000	165,891

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			236,000	271,618

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037			385,000	458,499

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			45,000	47,700

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			60,000	63,000

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			50,000	53,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			25,000	28,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			50,000	48,000

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			425,000	451,096

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			65,000	65,975

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			45,000	46,463

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			80,000	79,600

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			55,000	55,138

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			1,129,000	1,112,380

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			135,000	150,188

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			70,000	74,113

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			267,000	281,430

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			190,000	205,200

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			115,000	114,713

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			110,000	121,550

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			245,000	295,225

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			141,000	137,475

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			157,000	148,365

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			105,000	102,922

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s, perpetual maturity (United Kingdom)			104,000	75,920

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			120,057	136,264

Royal Bank of Scotland PLC (The) sr. unsec. sub. notes 4.7s, 2018 (United Kingdom)			505,000	490,062

Royal Bank of Scotland PLC (The) unsec. sub. notes 6.1s, 2023 (United Kingdom)			560,000	524,934

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			100,000	102,600

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			93,000	98,107

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			300,000	318,632

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			300,000	310,350

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			7,000	7,821

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			155,000	152,088

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			110,000	122,100

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020			50,000	44,750

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)			395,000	367,447

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			435,000	382,742

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			190,000	252,855

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	532,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,887,000	2,000,220

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			500,000	570,557

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			60,000	68,106

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			155,000	162,196

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	89,704

Westpac Capital Trust III 144A unsec. sub. FRN notes 5.819s, perpetual maturity			230,000	228,850

Willis Group North America, Inc. company guaranty notes 6.2s, 2017			40,000	44,546

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			426,000	456,885

				32,088,003
Health care (1.5%)

AbbVie, Inc. 144A company guaranty sr. unsec. notes 2.9s, 2022			525,000	490,085

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			55,000	55,000

Actavis, Inc. sr. unsec. notes 4 5/8s, 2042			165,000	144,547

Actavis, Inc. sr. unsec. notes 3 1/4s, 2022			135,000	125,941

Actavis, Inc. sr. unsec. notes 1 7/8s, 2017			30,000	29,206

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			318,000	388,946

Amgen, Inc. sr. unsec. notes 3.45s, 2020			500,000	505,421

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			105,000	105,000

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			99,000	120,768

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			80,000	85,400

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			120,000	123,675

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			115,000	121,900

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			85,000	86,275

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			40,000	42,550

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			350,000	373,229

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	137,207

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$130,000	142,025

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			95,000	100,938

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			130,000	131,300

Envision Healthcare Holdings, Inc. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			130,000	131,625

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			85,000	88,400

HCA, Inc. sr. notes 6 1/2s, 2020			320,000	346,400

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			30,000	33,150

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			175,000	181,781

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			90,000	90,844

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			50,000	50,875

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			45,000	47,025

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			110,000	121,550

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			205,000	219,863

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			85,000	87,656

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			85,000	92,438

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018			45,000	44,366

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			65,000	69,225

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			60,000	70,029

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			45,000	44,888

Service Corp. International/US sr. notes 7s, 2019			90,000	95,175

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			190,000	194,750

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			80,000	84,800

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			35,000	36,050

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			38,449	38,449

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			80,000	84,400

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			125,000	131,563

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 1/2s, 2021			30,000	27,975

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021			90,000	82,575

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			410,000	426,442

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			95,000	102,600

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			380,000	363,511

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			540,000	464,414

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			535,000	497,467

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			35,000	35,700

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			25,000	25,625

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			15,000	14,813

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			35,000	36,225

VPII Escrow Corp. 144A sr. unsec. notes 6 3/4s, 2018 (Canada)			120,000	123,000

WellPoint, Inc. notes 7s, 2019			260,000	314,036

				8,209,098
Technology (1.2%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			205,000	182,006

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			70,000	53,025

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			195,000	175,988

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			42,000	42,525

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			595,000	628,133

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			95,000	97,375

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			76,000	76,475

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			140,000	148,050

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			170,000	173,400

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			95,000	97,613

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			80,000	79,800

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			80,000	72,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			77,000	84,700

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			245,000	263,988

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			125,000	129,232

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			183,000	202,817

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			255,000	292,759

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			150,000	164,248

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			675,000	603,522

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			65,000	70,444

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			50,000	56,625

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			45,000	48,375

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			25,000	26,000

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			119,000	109,480

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			475,000	528,328

Nortel Networks, Ltd. company guaranty sr. unsec. notes 10 3/4s, 2016 (Canada) (In default)(NON)			5,000	5,550

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			310,000	345,555

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			200,000	184,257

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			420,000	438,644

Softbank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	192,208

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			65,000	65,325

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			165,000	174,900

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			110,000	117,425

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			40,000	45,241

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			164,000	181,806

				6,157,819
Transportation (0.4%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			185,000	190,550

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			207,000	223,043

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			65,000	68,991

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			300,000	334,458

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			470,000	451,443

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			121,418	141,148

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			75,000	69,599

Kansas City Southern de Mexico SA de CV 144A sr. unsec. notes 2.35s, 2020 (Mexico)			39,000	37,273

Kansas City Southern Railway 144A sr. unsec. notes 4.3s, 2043			71,000	63,805

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			170,000	187,850

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014			100,000	104,436

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			99,569	104,050

Watco Cos LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			85,000	84,575

				2,061,221
Utilities and power (2.4%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			150,000	168,750

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			200,000	219,500

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			40,000	37,300

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			120,000	131,306

Appalachian Power Co. sr. unsec. unsub. notes 4.6s, 2021			245,000	263,846

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			60,000	58,117

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			55,000	71,387

Beaver Valley Funding Corp. sr. bonds 9s, 2017			130,000	131,962

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			288,000	323,658

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			68,000	73,780

Calpine Corp. 144A sr. notes 7 1/4s, 2017			157,000	163,673

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037			25,000	27,725

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			208,000	244,623

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			205,000	195,863

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			145,000	151,525

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			435,000	444,399

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			200,000	250

El Paso Corp. sr. unsec. notes 7s, 2017			210,000	228,303

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			35,000	37,185

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)			70,000	85,987

Electricite de France SA 144A sr. unsec. notes 6 1/2s, 2019 (France)			245,000	290,296

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,180,000	1,112,150

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			107,000	117,165

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			125,000	138,125

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			75,000	81,938

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			140,000	152,950

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			140,000	148,514

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			120,000	126,617

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			375,000	353,417

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			40,000	42,800

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			30,000	32,100

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			185,000	208,588

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			62,573	64,137

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			196,000	182,107

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			33,000	32,127

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			170,000	187,000

ITC Holdings Corp. 144A notes 5 7/8s, 2016			285,000	318,114

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			225,000	254,511

Kansas Gas and Electric Co. bonds 5.647s, 2021			52,031	54,357

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			300,000	357,164

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			430,000	533,263

Narragansett Electric Co./The 144A sr. unsec. notes 4.17s, 2042			330,000	298,023

Nevada Power Co. mtge. notes 7 1/8s, 2019			310,000	383,927

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			130,000	146,713

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			265,000	282,888

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			350,000	322,690

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			125,000	146,453

Oncore Electric Delivery Co., LLC 144A sr. notes 4.55s, 2041			135,000	128,046

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			153,000	178,387

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			985,000	1,098,539

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			465,000	471,228

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			15,000	14,212

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			90,000	99,823

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			215,000	249,294

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			337,000	348,795

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			70,000	68,950

Regency Energy Partners 144A company guaranty sr. unsec. notes 4 1/2s, 2023			90,000	81,450

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			5,000	5,453

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			135,000	35,438

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			110,000	82,225

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			155,000	161,640

Union Electric Co. sr. notes 6.4s, 2017			265,000	310,692

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			45,000	51,548

				12,812,993

Total corporate bonds and notes (cost $130,762,070)				$136,603,777

MORTGAGE-BACKED SECURITIES (5.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (1.3%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.019s, 2037			$225,300	$331,285
IFB Ser. 2979, Class AS, 23.568s, 2034			31,083	41,003
IFB Ser. 3072, Class SB, 22.944s, 2035			356,593	518,218
IFB Ser. 3249, Class PS, 21.64s, 2036			337,385	477,374
IFB Ser. 3065, Class DC, 19.283s, 2035			280,918	415,464
IFB Ser. 2990, Class LB, 16.454s, 2034			305,252	403,119
IFB Ser. 3708, Class SQ, IO, 6.358s, 2040			947,993	158,713
IFB Ser. 3934, Class SA, IO, 6.208s, 2041			2,152,275	412,376
IFB Ser. 4105, Class LS, IO, 5.958s, 2041			467,266	90,538
IFB Ser. 3964, Class SA, IO, 5.808s, 2041			1,051,883	144,634
Ser. 3747, Class HI, IO, 4 1/2s, 2037			109,289	11,633
Ser. 308, Class S1, 4s, 2043(FWC)			761,000	172,169
Ser. 3751, Class MI, IO, 4s, 2034			841,729	13,114
Ser. 3391, PO, zero %, 2037			25,284	21,453
Ser. 3300, PO, zero %, 2037			175,116	163,733
Ser. 3206, Class EO, PO, zero %, 2036			16,760	15,030
FRB Ser. 3326, Class WF, zero %, 2035			9,772	9,478

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.742s, 2036			98,724	188,913
IFB Ser. 06-8, Class HP, 23.859s, 2036			245,280	399,858
IFB Ser. 05-45, Class DA, 23.712s, 2035			425,273	653,830
IFB Ser. 05-75, Class GS, 19.671s, 2035			150,102	205,845
IFB Ser. 05-106, Class JC, 19.526s, 2035			94,025	141,748
IFB Ser. 05-83, Class QP, 16.892s, 2034			56,571	74,677
Ser. 07-64, Class LO, PO, zero %, 2037			96,436	84,835
Ser. 07-14, Class KO, PO, zero %, 2037			71,964	62,865
Ser. 06-125, Class OX, PO, zero %, 2037			9,513	8,697
Ser. 06-84, Class OT, PO, zero %, 2036			10,511	9,496

Government National Mortgage Association
IFB Ser. 10-20, Class SE, IO, 6.058s, 2040			1,400,636	217,099
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			1,833,453	261,524
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			2,572,168	231,881
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			1,998,467	285,441
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,646,889	529,309
Ser. 06-36, Class OD, PO, zero %, 2036			7,440	6,969

				6,762,321
Commercial mortgage-backed securities (2.8%)

Banc of America Commercial Mortgage Trust
FRB Ser. 06-2, Class AJ, 5.954s, 2045			1,335,000	1,421,108
Ser. 06-5, Class A2, 5.317s, 2047			1,641,893	1,660,218

Banc of America Commercial MortgageTrust 144A
Ser. 04-4, Class XC, IO, 1.033s, 2042			4,510,943	36,534
Ser. 04-5, Class XC, IO, 0.868s, 2041			6,004,098	47,733
Ser. 07-5, Class XW, IO, 0.532s, 2051			15,640,486	171,639
Ser. 05-1, Class XW, IO, 0.045s, 2042			13,031,202	3,610

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 6.083s, 2050			169,000	160,550
Ser. 04-PR3I, Class X1, IO, 1.074s, 2041			2,809,392	20,958

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class C, 5.611s, 2039(F)			191,000	183,813
Ser. 06-PW14, Class X1, IO, 0.268s, 2038			8,962,828	155,953

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.193s, 2049			66,391,975	975,962

Comm Mortgage Trust 144A FRB Ser. 13-LC6, Class D, 4.434s, 2046			224,000	186,627

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049(F)			351,000	382,362

Commercial Mortgage Trust 144A
FRB Ser. 07-C9, Class AJFL, 0.883s, 2049(F)			298,000	259,266
Pass-Through Certificates Ser. 06-C8, Class XS, IO, 0.201s, 2046			33,925,099	425,610

CS First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.56s, 2038			811,817	93

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.073s, 2020			473,626	9,473

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.956s, 2033			131,566	18

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.943s, 2032			69,405	36,785

GE Capital Commercial Mortgage Corp. 144A Ser. 05-C3, Class XC, IO, 0.29s, 2045			146,190,490	482,328

GMAC Commercial Mortgage Securities, Inc. Ser. 05-C1, Class X1, IO, 0.779s, 2043			10,211,181	97,568

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042(F)			219,000	209,681
FRB Ser. 05-GG3, Class B, 4.894s, 2042(F)			194,000	200,624

GS Mortgage Securities Corp. II 144A Ser. 06-GG6, Class XC, IO, 0.226s, 2038			17,189,575	25,922

GS Mortgage Securities Trust 144A Ser. 98-C1, Class F, 6s, 2030			44,585	44,585

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051(F)			390,500	403,563
FRB Ser. 06-LDP7, Class B, 6.056s, 2045			251,000	207,333
Ser. 07-LDPX, Class A3S, 5.317s, 2049			857,000	864,969
FRB Ser. 13-C10, Class D, 4.3s, 2047			212,000	169,845
Ser. 06-LDP8, Class X, IO, 0.729s, 2045			10,518,986	158,384

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6 3/8s, 2051			267,000	259,497
FRB Ser. 07-CB20, Class C, 6 3/8s, 2051			192,000	176,928
FRB Ser. 12_LC9, Class D, 4.575s, 2047			224,000	194,655
Ser. 05-CB12, Class X1, IO, 0.49s, 2037			7,151,863	54,082
Ser. 06-LDP6, Class X1, IO, 0 1/4s, 2043			13,738,802	48,594

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031			73,524	73,524
Ser. 99-C1, Class G, 6.41s, 2031			145,590	147,046
Ser. 98-C4, Class H, 5.6s, 2035			215,000	228,851

LB-UBS Commercial Mortgage Trust Ser. 06-C7, Class A2, 5.3s, 2038			188,186	196,107

LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0 1/2s, 2040			23,198,191	92,770
Ser. 05-C7, Class XCL, IO, 0.368s, 2040			23,412,187	105,495
Ser. 06-C7, Class XCL, IO, 0.337s, 2038			13,025,867	236,159

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.388s, 2028			4,164	—

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.038s, 2050			199,000	207,382
Ser. 03-KEY1, Class B, 5.334s, 2035			1,863,000	1,882,985

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.111s, 2039			6,844,500	54,510
Ser. 05-MCP1, Class XC, IO, 0.233s, 2043			10,143,363	102,154

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049(F)			267,000	261,600

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.506s, 2045			1,667,889	125,092
Ser. 05-C3, Class X, IO, 6.315s, 2044			512,832	29,078
Ser. 07-C5, Class X, IO, 5.896s, 2049			362,837	9,071

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558s, 2044(F)			225,000	206,116

Morgan Stanley-Bank of America-Merril Lynch Mortgage Trust Ser. 13-C7, Class XA, IO, 1.901s, 2046			1,828,721	190,443

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			346,683	52,002

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 5.123s, 2049			449,000	415,538

Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, Class AJ, 6.166s, 2046			56,000	53,183

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.495s, 2042			18,837,785	99,840
Ser. 06-C26, Class XC, IO, 0.105s, 2045			7,146,131	15,579

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036(F)			44,000	38,719

				14,560,114
Residential mortgage-backed securities (non-agency) (1.6%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, 2.704s, 2036			1,265,701	1,025,218

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 10.451s, 2036			100,000	100,500
FRB Ser. 12-RR10, Class 9A2, 2.674s, 2035			100,000	82,000

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 1A3, 12.788s, 2037			413,761	260,670
FRB Ser. 12-RR11, Class 5A3, 12.607s, 2037			170,252	100,449
Ser. 12-RR11, Class 9A2, 4s, 2037			46,870	46,753
Ser. 12-RR12, Class 1A2, 4s, 2037			302,213	301,458
Ser. 12-RR11, Class 3A2, 4s, 2036			556,964	555,572
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			169,620	169,196
Ser. 12-RR11, Class 11A2, 2.6s, 2036			773,697	475,824
Ser. 09-RR7, Class 1A7, IO, 1.779s, 2046			6,363,510	212,780
Ser. 09-RR7, Class 2A7, IO, 1.604s, 2047			6,888,663	279,680

Countrywide Home Loans FRB Ser. 07-HY3, Class 4A1, 5.452s, 2047			288,656	256,182

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR13, Class 2A, 2.47s, 2046			1,403,321	1,187,169
Ser. 05-AR19, Class X, IO, PO, 1 1/2s, 2045			5,237,758	270,268
FRB Ser. 06-AR1, Class 2A1B, 1.238s, 2046			201,255	166,538
FRB Ser. 05-AR13, Class A1C3, 0.683s, 2045			440,941	343,934
FRB Ser. 05-AR17, Class A1C3, 0.673s, 2045(F)			731,576	402,414
FRB Ser. 05-AR9, Class A1C3, 0.673s, 2045			405,952	349,118
FRB Ser. 05-AR15, Class A1B3, 0.533s, 2045			648,900	551,565

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-OA3, Class 2A, 0.919s, 2047			974,644	540,928

Wells Fargo Mortgage Backed Securities Trust
Ser. 08-1, Class 4A1, 5 3/4s, 2038			694,018	706,163
Ser. 07-12, Class A6, 5 1/2s, 2037			290,469	297,731

				8,682,110

Total mortgage-backed securities (cost $27,470,775)				$30,004,545

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.3%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			95,725	$51,691

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			155,000	118,188

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013 (Argentina)			965,000	984,300

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			1,329,000	1,151,579

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			1,059,811	572,298

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			400,000	426,288

Brazil (Federal republic of) unsec. notes 10s, 2021 (Brazil)		BRL	4,564	2,049,765

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			320,000	304,000

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			400,000	345,824

Poland (Government of) sr. unsec. bonds 5s, 2022 (Poland)			175,000	188,125

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			67,050	78,532

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			460,000	439,300

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017 (Ukraine)			200,000	184,000

Total foreign government and agency bonds and notes (cost $7,559,763)				$6,893,890

INVESTMENT COMPANIES (0.8%)(a)
			Shares	Value

SPDR S&P 500 ETF Trust			26,485	$4,237,865

Total investment Companies (cost $2,344,349)				$4,237,865

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			$29,092	$29,092

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.443s, 2018			377,691	333,124

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			129,439	128,954

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			72,710	72,463

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			59,954	57,685

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018			120,000	119,438

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			70,549	70,571

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.72s, 2017			106,302	74,225

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			27,357	27,152

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 1/2s, 2020			63,971	63,331

West Corp. bank term loan FRN Ser. B8, 3 3/4s, 2018			54,685	54,603

Total senior loans (cost $1,052,496)				$1,030,638

COMMODITY LINKED NOTES (0.1%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (United Kingdom)			$444,000	$314,885

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)			444,000	315,490

Total commodity Linked Notes (cost $888,000)				$630,375

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			349	$331,714

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			4,035	105,112

M/I Homes, Inc. $2.438 pfd.			2,312	58,956

Total preferred stocks (cost $348,184)				$495,782

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.			5,720	$131,471

General Motors Co. Ser. B, $2.375 cv. pfd.			4,439	214,459

United Technologies Corp. $3.75 cv. pfd.			1,100	65,296

Total convertible preferred stocks (cost $381,497)				$411,226

MUNICIPAL BONDS AND NOTES (-%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$135,000	$140,765
4.071s, 1/1/14			35,000	35,534

Total municipal bonds and notes (cost $170,000)				$176,299

CONVERTIBLE BONDS AND NOTES (-%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$55,000	$65,244

Total convertible bonds and notes (cost $60,306)				$65,244

WARRANTS (-%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	12	$960

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	0.01	34,898	—

Total warrants (cost $7,016)				$960

SHORT-TERM INVESTMENTS (33.8%)(a)
			Principal amount/shares	Value

Interest in $176,426,000 joint tri-party repurchase agreement dated 6/28/13 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 7/1/13 - maturity value of $15,146,189 for an effective yield of 0.15% (collateralized by various mortgage backed securities with coupon rates ranging from 2.50% to 6.00% and due dates ranging from 10/1/18 to 6/1/43, valued at $179,954,521)			$15,146,000	$15,146,000

U.S. Treasury Bills with an effective yield of 0.16%, August 22, 2013(SEG)			10,000,000	9,997,646

U.S. Treasury Bills with an effective yield of 0.08%, February 6, 2014(SEG)(SEGSF)(SEGCCS)			5,000,000	4,997,480

U.S. Treasury Bills with an effective yield of 0.08%, October 17, 2013			6,000,000	5,999,052

Putnam Short Term Investment Fund 0.03%(AFF)			138,703,857	138,703,857

Putnam Cash Collateral Pool, LLC 0.15%(d)			1,303,006	1,303,006

SSgA Prime Money Market Fund 0.03%(P)			3,070,000	3,070,000

Total short-term investments (cost $179,216,472)				$179,217,041

TOTAL INVESTMENTS

Total investments (cost $693,513,372)(b)				$745,057,967

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $156,727,104) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	9/18/13	$2,488,830	$2,509,394	$20,564
	Canadian Dollar	Sell	7/17/13	208,161	214,451	6,290
	Chilean Peso	Buy	7/17/13	514,489	544,878	(30,389)
	Chilean Peso	Sell	7/17/13	514,489	524,372	9,883
	Euro	Buy	9/18/13	80,209	80,661	(452)
	Euro	Sell	9/18/13	80,209	80,126	(83)
	Japanese Yen	Buy	8/22/13	690,620	689,538	1,082
	Japanese Yen	Sell	8/22/13	690,620	697,683	7,063
	Peruvian New Sol	Buy	7/17/13	632,635	679,552	(46,917)
	Peruvian New Sol	Sell	7/17/13	632,635	663,793	31,158
	Singapore Dollar	Sell	8/22/13	589,243	592,203	2,960
	South Korean Won	Buy	8/22/13	388,337	393,289	(4,952)
	South Korean Won	Sell	8/22/13	388,337	389,165	828
	Swedish Krona	Buy	9/18/13	2,928,199	3,049,024	(120,825)
	Swedish Krona	Sell	9/18/13	2,928,199	2,992,291	64,092
Barclays Bank PLC
	Australian Dollar	Sell	7/17/13	496,145	466,158	(29,987)
	Brazilian Real	Buy	7/17/13	1,205,701	1,296,865	(91,164)
	Brazilian Real	Sell	7/17/13	1,205,701	1,251,919	46,218
	British Pound	Sell	9/18/13	214,345	218,234	3,889
	Canadian Dollar	Sell	7/17/13	178,220	180,660	2,440
	Chilean Peso	Buy	7/17/13	771,866	818,476	(46,610)
	Chilean Peso	Sell	7/17/13	771,866	790,902	19,036
	Euro	Sell	9/18/13	518,363	531,972	13,609
	Hong Kong Dollar	Buy	8/22/13	267,609	267,516	93
	Indonesian Rupiah	Sell	8/22/13	129,367	115,039	(14,328)
	Japanese Yen	Buy	8/22/13	1,589,433	1,587,420	2,013
	Japanese Yen	Sell	8/22/13	1,589,433	1,592,010	2,577
	Malaysian Ringgit	Buy	8/22/13	597,963	632,031	(34,068)
	Malaysian Ringgit	Sell	8/22/13	597,963	613,027	15,064
	Mexican Peso	Buy	7/17/13	825,904	862,086	(36,182)
	Mexican Peso	Sell	7/17/13	825,904	835,836	9,932
	New Taiwan Dollar	Buy	8/22/13	133,375	135,253	(1,878)
	New Taiwan Dollar	Sell	8/22/13	133,375	134,238	863
	Norwegian Krone	Buy	9/18/13	427,871	427,809	62
	Norwegian Krone	Sell	9/18/13	412,554	435,753	23,199
	Polish Zloty	Buy	9/18/13	386,866	398,942	(12,076)
	Polish Zloty	Sell	9/18/13	386,866	397,037	10,171
	Singapore Dollar	Sell	8/22/13	787,130	783,654	(3,476)
	Swedish Krona	Sell	9/18/13	70,678	64,699	(5,979)
	Swiss Franc	Buy	9/18/13	1,180,963	1,179,527	1,436
Citibank, N.A.
	Australian Dollar	Buy	7/17/13	2,076,938	2,338,847	(261,909)
	Australian Dollar	Sell	7/17/13	2,076,938	2,190,954	114,016
	Brazilian Real	Buy	7/17/13	3,157,109	3,448,932	(291,823)
	Brazilian Real	Sell	7/17/13	3,157,109	3,409,031	251,922
	British Pound	Sell	9/18/13	284,577	286,956	2,379
	Canadian Dollar	Buy	7/17/13	1,709,958	1,768,652	(58,694)
	Canadian Dollar	Sell	7/17/13	1,709,958	1,758,721	48,763
	Danish Krone	Buy	9/18/13	761,546	765,212	(3,666)
	Euro	Buy	9/18/13	851,439	857,984	(6,545)
	Japanese Yen	Sell	8/22/13	34,358	77,797	43,439
	Mexican Peso	Buy	7/17/13	261,855	266,616	(4,761)
	Mexican Peso	Sell	7/17/13	261,855	262,548	693
	South African Rand	Buy	7/17/13	376,858	394,860	(18,002)
	South African Rand	Sell	7/17/13	376,858	398,657	21,799
	Swedish Krona	Buy	9/18/13	199,918	204,374	(4,456)
	Swedish Krona	Sell	9/18/13	199,918	198,105	(1,813)
	Swiss Franc	Sell	9/18/13	854,125	853,501	(624)
	Thai Baht	Buy	8/22/13	394,965	416,364	(21,399)
	Thai Baht	Sell	8/22/13	394,965	405,277	10,312
	Turkish Lira	Sell	9/18/13	128,110	129,727	1,617
Credit Suisse International
	Australian Dollar	Buy	7/17/13	1,718,373	1,937,068	(218,695)
	Australian Dollar	Sell	7/17/13	1,718,373	1,825,035	106,662
	Brazilian Real	Buy	7/17/13	580,005	627,327	(47,322)
	Brazilian Real	Sell	7/17/13	580,005	602,925	22,920
	British Pound	Buy	9/18/13	338,847	341,775	(2,928)
	British Pound	Sell	9/18/13	338,847	338,753	(94)
	Canadian Dollar	Sell	7/17/13	367,085	371,534	4,449
	Chilean Peso	Buy	7/17/13	643,322	676,206	(32,884)
	Chilean Peso	Sell	7/17/13	643,322	658,530	15,208
	Chinese Yuan	Buy	8/22/13	530,164	526,499	3,665
	Chinese Yuan	Sell	8/22/13	530,164	527,628	(2,536)
	Czech Koruna	Sell	9/18/13	251,038	255,793	4,755
	Euro	Buy	9/18/13	716,541	720,333	(3,792)
	Indonesian Rupiah	Buy	8/22/13	132,080	134,162	(2,082)
	Indonesian Rupiah	Sell	8/22/13	132,080	132,216	136
	Japanese Yen	Buy	8/22/13	806,897	794,511	12,386
	Mexican Peso	Buy	7/17/13	240,005	268,498	(28,493)
	New Taiwan Dollar	Buy	8/22/13	133,371	135,773	(2,402)
	New Taiwan Dollar	Sell	8/22/13	133,371	134,235	864
	Norwegian Krone	Buy	9/18/13	45,822	69,211	(23,389)
	Philippine Peso	Buy	8/22/13	278,472	291,733	(13,261)
	Philippine Peso	Sell	8/22/13	278,472	284,446	5,974
	Polish Zloty	Buy	9/18/13	386,836	398,871	(12,035)
	Polish Zloty	Sell	9/18/13	386,836	396,633	9,797
	South African Rand	Buy	7/17/13	568,819	587,193	(18,374)
	South African Rand	Sell	7/17/13	568,819	592,478	23,659
	Swedish Krona	Buy	9/18/13	420,453	428,775	(8,322)
	Swedish Krona	Sell	9/18/13	420,453	437,910	17,457
	Swiss Franc	Sell	9/18/13	802,212	800,246	(1,966)
	Turkish Lira	Sell	9/18/13	128,059	129,749	1,690
Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	558,631	631,556	(72,925)
	Australian Dollar	Sell	7/17/13	558,631	584,655	26,024
	Brazilian Real	Buy	7/17/13	374,685	411,809	(37,124)
	Brazilian Real	Sell	7/17/13	374,685	389,438	14,753
	British Pound	Sell	9/18/13	434,162	437,885	3,723
	Canadian Dollar	Sell	7/17/13	161,681	171,522	9,841
	Euro	Buy	9/18/13	365,107	364,730	377
	Euro	Sell	9/18/13	365,107	367,268	2,161
	Japanese Yen	Buy	8/22/13	1,153,333	1,141,109	12,224
	Mexican Peso	Buy	7/17/13	480,610	500,516	(19,906)
	Mexican Peso	Sell	7/17/13	480,610	486,911	6,301
	Norwegian Krone	Buy	9/18/13	12,642	16,552	(3,910)
	Polish Zloty	Buy	9/18/13	161,144	163,650	(2,506)
	Polish Zloty	Sell	9/18/13	161,144	164,240	3,096
	Swedish Krona	Buy	9/18/13	434,104	430,207	3,897
	Swedish Krona	Sell	9/18/13	434,104	443,723	9,619
	Swiss Franc	Buy	9/18/13	303,001	302,118	883
	Swiss Franc	Sell	9/18/13	303,001	302,774	(227)
Goldman Sachs International
	British Pound	Sell	9/18/13	2,856,712	2,880,699	23,987
	Canadian Dollar	Sell	7/17/13	18,725	11,106	(7,619)
	Euro	Sell	9/18/13	442,972	445,009	2,037
	Japanese Yen	Buy	8/22/13	1,614,524	1,596,717	17,807
	Japanese Yen	Sell	8/22/13	1,614,524	1,622,757	8,233
	Norwegian Krone	Buy	9/18/13	89,179	89,264	(85)
	Norwegian Krone	Sell	9/18/13	89,179	93,028	3,849
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/17/13	479,792	524,524	44,732
	British Pound	Sell	9/18/13	2,719,288	2,744,035	24,747
	Canadian Dollar	Sell	7/17/13	235,630	234,275	(1,355)
	Euro	Buy	9/18/13	1,177,873	1,186,483	(8,610)
	Euro	Sell	9/18/13	1,177,873	1,182,755	4,882
	Indian Rupee	Buy	8/22/13	249,966	274,910	(24,944)
	Indian Rupee	Sell	8/22/13	249,966	262,104	12,138
	Indonesian Rupiah	Sell	8/22/13	129,367	123,493	(5,874)
	Japanese Yen	Sell	8/22/13	1,243,684	1,299,772	56,088
	Norwegian Krone	Buy	9/18/13	435,538	431,096	4,442
	Philippine Peso	Buy	8/22/13	244,919	257,867	(12,948)
	Philippine Peso	Sell	8/22/13	244,919	248,287	3,368
	Polish Zloty	Buy	9/18/13	127,897	132,856	(4,959)
	Polish Zloty	Sell	9/18/13	127,897	131,547	3,650
	South African Rand	Buy	7/17/13	376,868	394,717	(17,849)
	South African Rand	Sell	7/17/13	376,868	398,499	21,631
	Swedish Krona	Buy	9/18/13	9,958	30,615	(20,657)
	Thai Baht	Buy	8/22/13	129,338	136,341	(7,003)
	Thai Baht	Sell	8/22/13	129,338	131,397	2,059
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/13	470,382	442,572	(27,810)
	Brazilian Real	Buy	7/17/13	907,391	977,888	(70,497)
	Brazilian Real	Sell	7/17/13	907,391	952,218	44,827
	British Pound	Sell	9/18/13	278,192	282,890	4,698
	Canadian Dollar	Sell	7/17/13	228,407	223,512	(4,895)
	Chilean Peso	Buy	7/17/13	542,376	571,676	(29,300)
	Chilean Peso	Sell	7/17/13	542,376	548,376	6,000
	Chinese Yuan	Buy	8/22/13	324,027	321,589	2,438
	Chinese Yuan	Sell	8/22/13	324,027	322,438	(1,589)
	Czech Koruna	Sell	9/18/13	251,033	255,364	4,331
	Euro	Sell	9/18/13	3,090,126	3,101,733	11,607
	Japanese Yen	Buy	8/22/13	1,021,362	1,012,600	8,762
	Malaysian Ringgit	Buy	8/22/13	450,870	466,400	(15,530)
	Malaysian Ringgit	Sell	8/22/13	450,870	462,558	11,688
	Mexican Peso	Buy	7/17/13	742,981	778,317	(35,336)
	Mexican Peso	Sell	7/17/13	742,981	761,697	18,716
	New Taiwan Dollar	Buy	8/22/13	133,375	135,894	(2,519)
	New Taiwan Dollar	Sell	8/22/13	133,375	134,328	953
	Norwegian Krone	Buy	9/18/13	750,654	765,213	(14,559)
	Polish Zloty	Buy	9/18/13	131,042	132,961	(1,919)
	Polish Zloty	Sell	9/18/13	131,042	133,616	2,574
	Russian Ruble	Buy	9/18/13	129,851	131,735	(1,884)
	Russian Ruble	Sell	9/18/13	129,851	130,023	172
	Singapore Dollar	Sell	8/22/13	978,390	977,028	(1,362)
	South African Rand	Buy	7/17/13	131,962	130,932	1,030
	South African Rand	Sell	7/17/13	131,962	130,465	(1,497)
	South Korean Won	Buy	8/22/13	390,748	395,585	(4,837)
	South Korean Won	Sell	8/22/13	390,748	391,810	1,062
	Swedish Krona	Sell	9/18/13	2,928,199	3,048,949	120,750
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/13	846,306	894,873	(48,567)
	Australian Dollar	Sell	7/17/13	846,306	867,199	20,893
	Brazilian Real	Buy	7/17/13	793,185	846,183	(52,998)
	Brazilian Real	Sell	7/17/13	793,185	818,588	25,403
	British Pound	Sell	9/18/13	1,722,966	1,739,310	16,344
	Canadian Dollar	Sell	7/17/13	72,144	59,200	(12,944)
	Chilean Peso	Buy	7/17/13	661,029	698,911	(37,882)
	Chilean Peso	Sell	7/17/13	661,029	668,441	7,412
	Colombian Peso	Buy	7/17/13	523,892	547,359	(23,467)
	Colombian Peso	Sell	7/17/13	523,892	532,131	8,239
	Czech Koruna	Sell	9/18/13	251,033	255,416	4,383
	Euro	Buy	9/18/13	545,186	552,491	(7,305)
	Euro	Sell	9/18/13	545,186	547,984	2,798
	Japanese Yen	Sell	8/22/13	158,750	189,535	30,785
	Mexican Peso	Buy	7/17/13	240,012	265,847	(25,835)
	Norwegian Krone	Buy	9/18/13	10,031	10,464	(433)
	Norwegian Krone	Sell	9/18/13	10,031	10,040	9
	Polish Zloty	Buy	9/18/13	130,922	133,576	(2,654)
	Polish Zloty	Sell	9/18/13	130,922	132,675	1,753
	Singapore Dollar	Sell	8/22/13	1,040,959	1,040,283	(676)
	South Korean Won	Buy	8/22/13	259,466	259,126	340
	South Korean Won	Sell	8/22/13	259,466	255,669	(3,797)
	Swedish Krona	Buy	9/18/13	406,803	415,727	(8,924)
	Swedish Krona	Sell	9/18/13	406,803	403,145	(3,658)
	Swiss Franc	Buy	9/18/13	303,107	302,160	947
	Swiss Franc	Sell	9/18/13	303,107	302,905	(202)
UBS AG
	Australian Dollar	Sell	7/17/13	326,956	333,358	6,402
	British Pound	Buy	9/18/13	8,502,033	8,571,932	(69,899)
	Canadian Dollar	Buy	7/17/13	1,296,298	1,329,402	(33,104)
	Canadian Dollar	Sell	7/17/13	1,296,298	1,333,000	36,702
	Chilean Peso	Buy	7/17/13	514,880	542,782	(27,902)
	Chilean Peso	Sell	7/17/13	514,880	525,190	10,310
	Euro	Buy	9/18/13	3,413,695	3,435,991	(22,296)
	Japanese Yen	Buy	8/22/13	705,080	701,311	3,769
	Japanese Yen	Sell	8/22/13	705,080	719,352	14,272
	Mexican Peso	Buy	7/17/13	751,614	788,866	(37,252)
	Mexican Peso	Sell	7/17/13	751,614	766,562	14,948
	New Taiwan Dollar	Buy	8/22/13	88,551	90,231	(1,680)
	New Taiwan Dollar	Sell	8/22/13	88,551	89,230	679
	Norwegian Krone	Sell	9/18/13	36,595	36,950	355
	Philippine Peso	Buy	8/22/13	259,122	268,327	(9,205)
	Philippine Peso	Sell	8/22/13	259,122	265,092	5,970
	Polish Zloty	Buy	9/18/13	255,824	265,744	(9,920)
	Polish Zloty	Sell	9/18/13	255,824	263,401	7,577
	Russian Ruble	Buy	9/18/13	127,641	129,543	(1,902)
	Russian Ruble	Sell	9/18/13	127,641	127,808	167
	Singapore Dollar	Sell	8/22/13	589,322	586,314	(3,008)
	Swedish Krona	Buy	9/18/13	2,821,214	2,865,776	(44,562)
	Swiss Franc	Sell	9/18/13	854,124	853,096	(1,028)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/13	1,495,469	1,641,338	(145,869)
	Australian Dollar	Sell	7/17/13	1,495,469	1,563,062	67,593
	British Pound	Buy	9/18/13	2,493,239	2,510,154	(16,915)
	Canadian Dollar	Sell	7/17/13	210,632	205,012	(5,620)
	Euro	Buy	9/18/13	3,695,729	3,716,470	(20,741)
	Japanese Yen	Sell	8/22/13	108,782	230,958	122,176
	Mexican Peso	Buy	7/17/13	457,982	484,021	(26,039)
	Mexican Peso	Sell	7/17/13	457,982	465,766	7,784

Total						$(736,701)

FUTURES CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	57	$1,927,561	Sep-13	$78,831
FTSE 100 Index (Short)	17	1,593,126	Sep-13	6,960
MSCI EAFE Index Mini (Short)	314	25,743,290	Sep-13	1,123,952
NASDAQ 100 Index E-Mini (Short)	54	3,133,350	Sep-13	14,634
Russell 2000 Index Mini (Short)	113	11,014,110	Sep-13	(47,371)
S&P 500 Index (Long)	6	2,398,950	Sep-13	(6,998)
S&P 500 Index E-Mini (Long)	70	5,597,550	Sep-13	21,564
S&P 500 Index E-Mini (Short)	277	22,150,305	Sep-13	63,849
S&P Mid Cap 400 Index E-Mini (Long)	21	2,431,590	Sep-13	(2,324)
S&P Mid Cap 400 Index E-Mini (Short)	18	2,084,220	Sep-13	(14,796)
SPI 200 Index (Long)	107	11,666,982	Sep-13	24,024
U.S. Treasury Bond 30 yr (Long)	110	14,942,813	Sep-13	(481,459)
U.S. Treasury Bond Ultra 30 yr (Long)	42	6,187,125	Sep-13	(224,213)
U.S. Treasury Note 2 yr (Long)	149	32,780,000	Sep-13	(41,564)
U.S. Treasury Note 2 yr (Short)	40	8,800,000	Sep-13	11,174
U.S. Treasury Note 5 yr (Long)	353	42,729,547	Sep-13	(505,146)
U.S. Treasury Note 10 yr (Long)	130	16,453,125	Sep-13	(349,622)
U.S. Treasury Note 10 yr (Short)	25	3,164,063	Sep-13	77,843

Total				$(250,662)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/13 (proceeds receivable $69,288,789) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3 1/2s, July 1, 2028	$20,000,000	7/18/13	$20,775,000
Federal National Mortgage Association, 6s, August 1, 2043	3,000,000	8/12/13	3,262,500
Federal National Mortgage Association, 6s, July 1, 2043	33,000,000	7/15/13	35,897,813
Federal National Mortgage Association, 4s, July 1, 2043	4,000,000	7/15/13	4,166,250
Federal National Mortgage Association, 3 1/2s, July 1, 2028	2,000,000	7/18/13	2,085,078
Federal National Mortgage Association, 3s, July 1, 2043	2,000,000	7/15/13	1,955,625
Government National Mortgage Association, 3s, July 1, 2043	1,000,000	7/22/13	989,375

Total			$69,131,641

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty/		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$4,233,000	(E)	$507	9/18/23	2.20%	3 month USD-LIBOR-BBA	$224,983
	46,547,000	(E)	3,391	9/18/15	0.45%	3 month USD-LIBOR-BBA	136,050
	11,605,000	(E)	8,091	9/18/18	1.15%	3 month USD-LIBOR-BBA	314,579
	1,045,000	(E)	5,778	9/18/43	3.15%	3 month USD-LIBOR-BBA	73,065
	Barclays Bank PLC
	2,949,000	(E)	(3,835)	9/18/15	0.45%	3 month USD-LIBOR-BBA	4,569
	2,772,000	(E)	34,319	9/18/23	3 month USD-LIBOR-BBA	2.20%	(112,681)
	Citibank, N.A.
	757,000	(E)	(5,773)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(54,516)
	22,000,000	(E)	5,645	9/18/15	3 month USD-LIBOR-BBA	0.45%	(57,055)
	17,900,000	(E)	45,696	9/18/18	3 month USD-LIBOR-BBA	1.15%	(427,042)
	7,500,000	(E)	47,048	9/18/23	3 month USD-LIBOR-BBA	2.20%	(350,675)
	Credit Suisse International
	2,278,000	(E)	(22)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(6,514)
	446,000	(E)	7,636	9/18/23	3 month USD-LIBOR-BBA	2.20%	(16,016)
	4,570,000	(E)	43,482	9/18/18	3 month USD-LIBOR-BBA	1.15%	(77,212)
	600,000	(E)	9,300	9/18/43	3 month USD-LIBOR-BBA	3.15%	(29,334)
	897,000	(E)	313	9/18/23	2.20%	3 month USD-LIBOR-BBA	47,881
	1,718,000	(E)	(2,560)	9/18/15	0.45%	3 month USD-LIBOR-BBA	2,336
	332,000	(E)	2,446	9/18/43	3.15%	3 month USD-LIBOR-BBA	23,823
	Goldman Sachs International
	1,061,000	(E)	(2,045)	9/18/18	1.15%	3 month USD-LIBOR-BBA	25,976
	1,184,000	(E)	(6,875)	9/18/23	2.20%	3 month USD-LIBOR-BBA	55,912
	48,000	(E)	(231)	9/18/43	3.15%	3 month USD-LIBOR-BBA	2,860
	3,969,000	(E)	362	9/18/15	3 month USD-LIBOR-BBA	0.45%	(10,949)

	Total						$(229,960)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$5,200,000	(E)	$(279,803)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$(4,046)
	3,400,000	(E)	$(91,152)	9/18/18	1.15%	3 month USD-LIBOR-BBA	(1,358)
	267,000	(E)	(15,209)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(1,050)
	1,047,000	(E)	(3,437)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(454)

	Total						$(6,908)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$231,475	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$5,971
Barclays Bank PLC
	72,356	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,237
	2,659,455	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	53,353
	555,787	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,150
	7,958	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	92
	43,554	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(151)
	28,439	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27
	452,843	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,085
	8,749	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10
	604,482	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(3,352)
	1,747,582	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,688
	80,297	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	78
	14,316	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16
	46,926	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	53
	33,802	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	38
	7,437	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	5
	7,669	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(27)
	569,814	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,980)
	257,050	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	178
	407,031	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,414
	183,607	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(127)
	89,247	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(542)
	44,699	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(272)
	44,699	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(272)
	231,475	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	5,971
	89,548	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(544)
	232,523	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,412)
	89,548	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(544)
	1,447	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5)
	62,453	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	60
	181,739	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(631)
	178,794	(405)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,491)
	101,721	48	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(57)
Citibank, N.A.
	848,141	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	819
baskets	160	—	2/13/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	(215,912)
units	3,675	—	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	256,353
Credit Suisse International
	$231,475	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	5,971
Goldman Sachs International
	208,553	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,167
	36,898	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	426
	88,008	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,766
	87,680	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,262
	179,912	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,075
	179,912	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,075
	1,238,519	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	24,847
	350,720	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	9,047
	632,061	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,680
	653,341	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	16,853
	148,304	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,826
	49,605	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	995
	3,039	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	35
	98,703	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,546
	966,749	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	21,360
	339,233	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,806
	39,791	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(138)
	47,894	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(166)
	1,026,765	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,599
	881,924	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,064)
	15,048	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(174)
	14,720	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	224
	231,475	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	5,971
	396,838	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,961
	93,191	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,404)
GBP	682,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(8,858)
GBP	682,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(10,373)
GBP	1,364,000	—	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(41,492)
GBP	682,000	—	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(20,746)
GBP	682,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(10,373)
JPMorgan Chase Bank N.A.
	$230,473	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	5,945

Total						$181,928

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty/		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$957		$14,000	5/11/63	300 bp	$(439)
	CMBX NA BBB Index	BBB-/P	1,868		31,000	5/11/63	300 bp	(1,223)
	CMBX NA BBB Index	BBB-/P	3,828		62,000	5/11/63	300 bp	(2,354)
	CMBX NA BBB Index	BBB-/P	3,648		64,000	5/11/63	300 bp	(2,733)
	Barclays Bank PLC
	NA HY Series 20 Index	B+/P	(51,155)		1,574,000	6/20/18	500 bp	1,571
	NA IG Series 20 Index	BBB+/P	(42,664)		2,880,000	6/20/18	100 bp	(24,619)
	NA IG Series 20 Index	BBB+/P	(8,189)		2,260,000	6/20/18	100 bp	5,971
	Citibank, N.A.
	NA IG Series 20 Index	BBB+/P	(11,764)		2,410,000	6/20/18	100 bp	5,133
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	264		9,000	5/11/63	300 bp	(633)
	CMBX NA BBB Index	BBB-/P	2,716		28,000	5/11/63	300 bp	(76)
	CMBX NA BBB Index	BBB-/P	3,422		28,000	5/11/63	300 bp	631
	CMBX NA BBB Index	BBB-/P	555		29,000	5/11/63	300 bp	(2,336)
	CMBX NA BBB Index	BBB-/P	248		32,000	5/11/63	300 bp	(2,942)
	CMBX NA BBB Index	BBB-/P	3,502		44,000	5/11/63	300 bp	(885)
	CMBX NA BBB Index	BBB-/P	5,335		55,000	5/11/63	300 bp	(149)
	CMBX NA BBB Index	BBB-/P	6,214		55,000	5/11/63	300 bp	731
	CMBX NA BBB Index	BBB-/P	876		57,000	5/11/63	300 bp	(4,807)
	CMBX NA BBB Index	BBB-/P	3,750		57,000	5/11/63	300 bp	(1,933)
	CMBX NA BBB Index	BBB-/P	4,413		57,000	5/11/63	300 bp	(1,270)
	CMBX NA BBB Index	BBB-/P	1,765		58,000	5/11/63	300 bp	(4,018)
	CMBX NA BBB Index	BBB-/P	1,022		58,000	5/11/63	300 bp	(4,761)
	CMBX NA BBB Index	BBB-/P	4,628		58,000	5/11/63	300 bp	(1,154)
	CMBX NA BBB Index	BBB-/P	4,589		63,000	5/11/63	300 bp	(1,692)
	CMBX NA BBB Index	BBB-/P	743		64,000	5/11/63	300 bp	(5,638)
	CMBX NA BBB Index	BBB-/P	6,974		91,000	5/11/63	300 bp	(2,099)
	CMBX NA BBB Index	BBB-/P	5,868		143,000	5/11/63	300 bp	(8,389)
	NA HY Series 20 Index	B+/P	(661,697)		16,805,000	6/20/18	500 bp	(141,488)
	NA IG Series 20 Index	BBB+/P	(25,438)		5,145,000	6/20/18	100 bp	6,798
	Deutsche Bank AG
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B+/P	—	EUR	440,000	9/20/13	715 bp	10,659
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	690,000	9/20/13	535 bp	11,294
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	690,000	9/20/13	477 bp	9,920
	Goldman Sachs International
	NA IG Series 20 Index	BBB+/P	(24,706)		$4,495,000	6/20/18	100 bp	3,458
	NA IG Series 20 Index	BBB+/P	(5,554)		1,000,000	6/20/18	100 bp	711
	JPMorgan Chase Bank N.A.
	NA HY Series 20 Index	B+/P	(239,494)		7,230,000	6/20/18	500 bp	(13,789)

	Total							$(172,550)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $530,140,978.
(CLN)	The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $698,315,332, resulting in gross unrealized appreciation and depreciation of $57,515,661 and $10,773,026, respectively, or net unrealized appreciation of $46,742,635.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $86,385, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$137,610,237	$82,978,441	$220,588,678	$68,703	$—
	Putnam Short Term Investment Fund *	—	205,848,023	67,144,166	1,740	138,703,857
	Totals	$137,610,237	$288,826,464	$287,732,844	$70,443	$138,703,857
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)c	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,277,077.
The fund received cash collateral of $1,303,006, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $262,278,823 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $261,351 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,508,005 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,598,880.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$7,241,121	$3,604,835	$—
Capital goods	11,676,263	2,433,929	—
Communication services	7,903,643	1,820,213	—
Conglomerates	3,366,861	489,637	—
Consumer cyclicals	18,469,920	5,830,348	—
Consumer staples	15,815,485	5,248,596	1,418
Energy	15,045,580	2,701,734	—
Financials	27,516,640	9,678,127	—
Health care	21,667,478	4,419,946	—
Technology	28,815,530	1,748,476	—
Transportation	1,896,506	805,407	—
Utilities and power	3,237,054	1,386,173	—
Total common stocks	162,652,081	40,167,421	1,418
Commodity linked notes	—	630,375	—
Convertible bonds and notes	—	65,244	—
Convertible preferred stocks	65,296	345,930	—
Corporate bonds and notes	—	136,603,777	—
Foreign government and agency bonds and notes	—	6,893,890
Investment companies	4,237,865	—	—
Mortgage-backed securities	—	30,004,545	—
Municipal bonds and notes	—	176,299	—
Preferred stocks	—	495,782	—
Senior loans	—	1,030,638	—
U.S. government and agency mortgage obligations	—	182,469,405	—
Warrants	—	960	—
Short-term investments	141,773,857	37,443,184	—

Totals by level	$308,729,099	$436,327,450	$1,418

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(736,701)	$—
Futures contracts	(250,662)	—	—
TBA sale commitments	—	(69,131,641)	—
Interest rate swap contracts	—	(39,940)	—
Total return swap contracts	—	182,285	—
Credit default contracts	—	830,926	—

Totals by level	$(250,662)	$(68,895,071)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$946,280	$115,354
Foreign exchange contracts	2,003,251	2,739,952
Equity contracts	1,591,127	287,401
Interest rate contracts	1,629,446	3,040,529

Total	$6,170,104	$6,183,236

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$188,500,000
OTC interest rate swap contracts (notional)	$120,500,000
Centrally cleared interest rate swap contracts (notional)	$3,000,000
OTC total return swap contracts (notional)	$64,300,000
OTC credit default swap contracts (notional)	$49,600,000
Warrants (number of warrants)	35,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 29, 2013